Allstate Variable Annuity 3 AssetManager

Allstate Life Insurance  Company of New York            Prospectus dated September 25, 2000
Customer  Service , P.O. Box 94038
Palatine,  IL 60094-4038
Telephone  Number: 1-800-256-9392


         Allstate Life Insurance Company of New York ("Allstate New York") is offering the Allstate Variable Annuity 3 AssetManager, an individual flexible premium deferred variable annuity contract ("Contract"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

         The Contract offers 34 investment alternatives ("investment alternatives"). The investment alternatives include 3 fixed account options ("Fixed Account Options") and 31 variable sub-accounts ("Variable Sub-Accounts") of the Allstate Life of New York Variable Annuity Account II ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of portfolios ("Portfolios") of the following mutual funds ("Funds"):

    AIM Variable Insurance Funds

    Alliance  Variable  Products  Series  Fund
    (Class  B Shares)

    Morgan  Stanley  Dean  Witter   Variable   Investment Series
    (Class Y Shares)

    The Universal Institutional Funds, Inc.

    Putnam Variable Trust (Class IB Shares)

    Van Kampen Life Investment Trust

         We  (Allstate   New  York)  have  filed  a  Statement   of   Additional
Information, dated September 25, 2000, with the Securities and Exchange Commission ("SEC "). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page A-1 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.


IMPORTANT    The Securities and Exchange Commission has not approved or
NOTICES      disapproved the securities described in this prospectus, nor has it passed on the accuracy or the adequacy of this prospectus.
             Any one who tells you otherwise is committing a federal crime.

             Investment in the Contracts involves investment risks, including possible loss of principal.

             The Contracts are available only in New York.

TABLE OF CONTENTS
-------------------------------------------------------------------------------

                                                              Page
Overview
    Important Terms                                             3
    The Contract at a Glance                                    4
    How the Contract Works                                      6
    Expense Table                                               7
    Financial Information                                      12

Contract Features
    The Contract                                               13
    Purchases                                                  14
    Contract Value                                             15
    Investment Alternatives
        The Variable Sub-Accounts                              16
        The Fixed Account Options                              18
        Transfers                                              19
    Expenses                                                   20
    Access To Your Money                                       22
    Income Payments                                            23
    Death Benefits                                             25

Other Information
    More Information                                           26
        Allstate New York                                      26
        The Variable Account                                   27
        The Portfolios                                         27
        The Contract                                           27
        Qualified Plans                                        28
        Legal Matters                                          28
        Year 2000                                              28
    Taxes                                                      29
    Performance Information                                    32
Statement of Additional Information Table of Contents         A-1

IMPORTANT TERMS
-------------------------------------------------------------------------------


This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                                            Page

Accumulation Phase                                              6
Accumulation Unit                                              12
Accumulation Unit Value                                        12
Allstate New York ("We")                                        1
Annuitant                                                      13
Automatic Additions Program                                    14
Automatic Portfolio Rebalancing Program                        20
Beneficiary                                                    13
Cancellation Period                                             4
Contract                                                       27
Contract Anniversary                                            5
Contract Owner ("You")                                          6
Contract Value                                                 15
Contract Year                                                   5
Death Benefit Anniversary                                      25
Dollar Cost Averaging Fixed Account Options                    18
Dollar Cost Averaging Program                                  19
Due Proof of Death                                             25
Fixed Account  Options                                         18
Free  Withdrawal  Amount                                       21
Funds Income Plan                                              23
Investment  Alternatives                                    1, 16
Issue Date                                                      6
Payout Phase                                                    6
Payout Start Date                                              23
Performance Death  Benefit  Option                             25
Portfolios                                                     27
Qualified  Contracts                                           30
Right  to  Cancel                                              14
SEC                                                             1
Settlement Value                                               25
Systematic  Withdrawal  Program                                22
Valuation Date                                                 14
Variable Account                                               27
Variable Sub-Account                                           16

The Contract at a Glance
-------------------------------------------------------------------------------


The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.



Flexible Payments   You can purchase a Contract with an initial purchase payment of $10,000 or more.  You can add to your  Contract  as often and as much as you like,  but each  payment must be at least
                    $100. You must maintain a minimum account size of $500.


Right  to Cancel    You may  cancel  your  Contract  within  10 days of  receipt
                    ("Cancellation Period "). Upon cancellation,  we will return your purchase  payments  adjusted,  to the extent applicable law permits,  to reflect the  investment  experience  of any amounts allocated to the Variable Account.



Expenses            You will bear the following expenses:

                    o Total  Variable  Account  annual  fees  equal  to 1.45% of
                    average   daily  net   assets   (1.58%  if  you  select  the
                    Performance Death Benefit Option)

                    o Annual contract maintenance charge of $35 (waived in certain cases) " Withdrawal charges not to exceed 1% of purchase payment(s) withdrawn (with certain exceptions)

                    o Transfer  fee of $10 after 12th  transfer in any  Contract
                    Year (fee currently waived) " State premium tax (New York currently does not impose one) In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.



Investment          The  Contract  offers  34  investment   alternatives including:
Alternatives


                    o 3 Fixed Account Options (which credit interest at rates we guarantee)

                    o 31 Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:

                                 o    A I M Advisors, Inc.
                                 o    Alliance Capital Management, L.P.
                                 o    Miller Anderson & Sherrerd, LLP
                                 o    Morgan Stanley Dean Witter Advisors, Inc.
                                 o    Morgan Stanley Asset Management
                                 o    Putnam Investment Management, Inc.
                                 o    Van Kampen Asset ManagementInc.

                    To find out current  rates  being paid on the Fixed  Account
                    Options, or to find out how the Variable Sub-Accounts have performed, call us at 1-800-256-9392.


                                  4 PROSPECTUS

Special Services    For your convenience, we offer these special services:

                             o    Automatic Additions Program
                             o    Automatic Portfolio Rebalancing Program
                             o    Dollar Cost Averaging Program
                             o    Systematic Withdrawal Program


Income Payments     You  can  choose  fixed  income  payments,  variable  income payments,  or a combination of the two. You can receive your income payments in one of the following ways:


                            o    life income with payments guaranteed

                            o    joint and survivor  life  income  payments  with
                                 guaranteed   payments

                            o    guaranteed payments for a specified  period
                                 (5 to 30 years)


Death Benefits      If you or the Annuitant dies before thePayout Start Date, we will pay the death  benefit  described in the  Contract.  We also offer a Performance Death Benefit Option.


Transfers           Before the Payout Start Date, you may transfer your Contract value ("Contract Value ") among the investment alternatives, with certain  restrictions.  Transfers must be at least $100 or the total amount in the investment alternative, whichever is less.


                    We do not currently impose a fee upon transfers. However, we reserve the right to charge $10 per transfer after the 12th transfer in each "Contract Year," which we measure from the date we issue your contract or a Contract anniversary
                    ("Contract Anniversary ").


Withdrawals         You  may  withdraw  some or all of your  Contract  Value  at anytime  during  the  Accumulation  Phase and under  limited circumstances  during the Payout Phase. In general, you must withdraw at least $100 at a time or the total  amount in the investment  alternative,  if less. A 10% federal tax penalty may apply if you withdraw before you are 59 1'2 years old. A withdrawal charge also may apply.



                                  5 PROSPECTUS

How the Contract Works
-------------------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the "Contract owner") save for retirement because you can invest in up to 34 investment alternatives and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "Accumulation Phase" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "Issue Date") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in the Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "Income Plans")
described on page 23. You receive income payments during what we call the "Payout Phase" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue             Accumulation Phase                             Payout Start       Payout Phase
Date                                                             Date
You buy           You save for retirement                        You elect to       You can receive        Or you can
a Contract                                                       receive income     income payments        receive income
                                                                 payments or        for a set period       payments for life
                                                                 receive a lump
                                                                 sum payment

As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-256-9392 or write your Morgan Stanley Dean Witter Financial Advisor if you have any question about how the Contract works.


                                  6 PROSPECTUS

Expense Table
------------------------------------------------------------------------------


The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes because New York currently does not impose premium taxes on annuities. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio management fees, please refer to the accompanying prospectuses for the Funds.

Contract Owner Transaction Expenses
Withdrawal Charge (as a percentage of purchase payments withdrawn)*

Number of Complete Years Since We Received the Purchase Payment Being Withdrawn:              0        1
Applicable Charge:                                                                            1%       0%
Annual Contract Maintenance Charge                                                                $35.00**
Transfer Fee                                                                                      $10.00***


  * Each Contract Year, you may withdraw up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.

 **      We will waive this charge in certain cases. See "Expenses."

*** Applies solely to the thirteenth and subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.

Variable Account Annual Expenses (as a percentage of average daily net asset value deducted from each Variable Sub-Account)

Without the Performance Death Benefit Option
Mortality and Expense Risk Charge                       1.35%
Administrative Expense Charge                           0.10%
Total Variable Account Annual Expenses                  1.45%

With the Performance Death Benefit Option
Mortality and Expense Risk Charge                       1.48%
Administrative Expense Charge                           0.10%
Total Variable Account Annual Expenses                  1.58%


                                  7 PROSPECTUS

Portfolio Annual Expenses (After Voluntary Reductions and Reimbursements) (as a percentage of Portfolio average daily net assets)(1)


Portfolio                                                          Management        Rule 12b-1         Other       Total Portfolio
                                                                     Fees              Fees           Expenses      Annual Expenses

Morgan Stanley Dean Witter Variable Investment Series (Class Y Shares)(2)
   Money Market                                                       0.50%             0.25%          0.02%                   0.77%
   Quality Income Plus                                                0.50%             0.25%          0.02%                   0.77%
   Short-Term Bond                                                    0.45%             0.25%          0.17%                   0.87%
   High Yield                                                         0.50%             0.25%          0.03%                   0.78%
   Utilities                                                          0.64%             0.25%          0.03%                   0.92%
   Income Builder                                                     0.75%             0.25%          0.06%                   1.06%
   Dividend Growth                                                    0.51%             0.25%          0.01%                   0.77%
   Aggressive Equity                                                  0.42%             0.25%          0.10%                   0.77%
   Capital Growth                                                     0.65%             0.25%          0.07%                   0.97%
   Global Dividend Growth                                             0.75%             0.25%          0.08%                   1.08%
   European Growth                                                    0.95%             0.25%          0.09%                   1.29%
   Pacific Growth                                                     0.95%             0.25%          0.47%                   1.67%
   Equity                                                             0.49%             0.25%          0.02%                   0.76%
   S&P 500 Index(3)                                                   0.39%             0.25%          0.09%                   0.73%
   Competitive Edge "Best Ideas"                                      0.44%             0.25%          0.12%                   0.81%
   Strategist                                                         0.50%             0.25%          0.02%                   0.77%

The Universal Institutional Funds, Inc.(4)
   Emerging Markets Equity                                            0.42%              -             1.37%                   1.79%
   Equity Growth                                                      0.29%              -             0.56%                   0.85%
   International Magnum                                               0.29%              -             0.87%                   1.16%
   Mid-Cap Value                                                      0.43%              -             0.62%                   1.05%
   U.S. Real Estate                                                   0.00%              -             1.10%                   1.10%

Van Kampen Life Investment Trust(5)
   Emerging Growth                                                    0.67%              -             0.18%                   0.85%

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund                                 0.62%              -             0.11%                   0.73%
   AIM V.I. Growth Fund                                               0.63%              -             0.10%                   0.73%
   AIM V.I. Value Fund                                                0.61%              -             0.15%                   0.76%


Alliance Variable Products Series Fund (Class B Shares)(6)
   Growth Portfolio                                                   0.75%             0.25%          0.12%                   1.12%
   Growth and Income Portfolio                                        0.63%             0.25%          0.09%                   0.97%
   Premier Growth Portfolio                                           1.00%             0.25%          0.04%                   1.29%


Putnam Variable Trust (Class IB Shares)(7)
   Putnam VT Growth and Income Fund                                   0.46%             0.15%          0.04%                   0.65%
   Putnam VT International Growth Fund                                0.80%             0.15%          0.22%                   1.17%
   Putnam VT Voyager Fund                                             0.53%             0.15%          0.04%                   0.72%



(1) Figures shown in the Table are for the year ended December 31, 1999, unless otherwise noted.

(2) Class Y of the Morgan Stanley Dean Witter Variable Investment Series has a distribution plan or "Rule 12b-1" plan as described in that Fund's prospectus. Because no Class Y shares were issued as of December 31, 1999, figures (other than "12b-1 fees") are based on the expenses of the Fund's Class X shares for the fiscal year ended December 31, 1999, plus Class Y's maximum annual Rule 12b-1 fee of 0.25%.

(3) Morgan Stanley Dean Witter Advisors Inc. has permanently undertaken to assume all expenses of the S&P 500 Index Portfolio (except for brokerage fees) and to waive the compensation provided in its management agreement with the Fund to the extent that such expenses and compensation on an annualized basis exceed .050% of the daily net assets of the S&P 500 Index Portfolio.

                                  8 PROSPECTUS

(4) Morgan Stanley Asset Management has voluntarily agreed to a reduction in its management fees and to reimburse the Portfolios for which it acts as investment adviser if such fees would cause "Total Portfolio Annual Expenses" to exceed the amount set forth in the table above. Absent such reductions, the management fees, other expenses, and total annual Portfolio expenses would have been as follows:

                                       Management         Other          Total Portfolio
                                         Fees           Expenses        Annual Expenses

Emerging Markets Equity                   1.25%          1.37%                   2.62%
Equity Growth                             0.55%          0.56%                   1.11%
International Magnum                      0.80%          0.87%                   1.67%
Mid-Cap Value                             0.75%          0.62%                   1.37%
U.S. Real Estate                          0.80%          1.10%                   1.90%

(5) Van Kampen Asset Management Inc. has voluntarily agreed to a reduction in its management fees and to reimburse the Emerging Growth Portfolio for which it acts as investment adviser if such fees would cause "Total Portfolio Annual Expenses" to exceed the amount set forth in the table above. Absent such reductions, the management fees, other expenses, and total annual Portfolio expenses would have been 0.70%, 0.53%, and 1.23%, respectively.

(6) Class B of the Alliance Variable Products Series Fund has a distribution plan or "Rule 12b-1 plan" as described in that Fund's prospectus. The Class B shares were first issued on July 14, 1999.

(7) Figures shown in the table include amounts paid through expense offset and brokerage service arrangements.


                                  9 PROSPECTUS

Example 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

               "    invested $1,000 in a Variable Sub-Account,

               "    earned a 5% annual return on your investment,

               " surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

               "    elected the Performance Death Benefit Option.

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract. The example does not include deductions for premium taxes because New York does not charge premium taxes on annuities.

The example assumes that any Portfolio expense waivers or reimbursement arrangements described in the footnotes above are in effect for the time periods presented below.

Variable Sub-Account                                            1 Year     3 Years     5 Years      10 Years
----------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation                                  $33         $75         $128         $272
   AIM V.I. Growth                                                $33         $75         $128         $272
   AIM V.I. Value                                                 $33         $76         $129         $276

Alliance Variable Products Series Funds
   Alliance Growth                                                $37         $87         $148         $312
   Alliance Growth and Income                                     $35         $82         $140         $297
   Alliance Premier Growth                                        $39         $92         $156         $328

Morgan Stanley Dean Witter V.I.S
   Money Market                                                   $33         $76         $130         $277
   Quality Income Plus                                            $33         $76         $130         $277
   Short-Term Bond                                                $34         $79         $135         $287
   High Yield                                                     $33         $76         $130         $278
   Utilities                                                      $35         $81         $138         $292
   Income Builder                                                 $36         $85         $145         $306
   Dividend Growth                                                $33         $76         $130         $277
   Capital Growth                                                 $35         $82         $140         $297
   Global Dividend Growth                                         $36         $86         $146         $308
   European Growth                                                $39         $92         $156         $328
   Pacific Growth                                                 $42        $103         $175         $365
   Equity                                                         $33         $76         $129         $276
   S&P 500 Index                                                  $33         $75         $128         $272
   Competitive Edge "Best Ideas"                                  $34         $77         $132         $281
   Strategist                                                     $33         $76         $130         $277
   Aggressive Equity                                              $33         $76         $130         $277

The Universal Institutional Funds, Inc.
   U.S. Real Estate                                               $37         $86         $147         $310
   International Magnum                                           $37         $88         $150         $316
   Equity Growth                                                  $34         $78         $134         $285
   Emerging Markets Equity                                        $44        $107         $181         $376
   Mid-Cap Value                                                  $36         $85         $144         $305


Putnam Variable Trust
   Putnam VT Growth and Income                                    $32         $72         $124         $264
   Putnam VT International Growth                                 $37         $88         $150         $317
   Putnam VT Voyager                                              $33         $74         $127         $271

Van Kampen Life Investment Trust
   Emerging Growth                                                $34         $78         $134         $285


                                 10 PROSPECTUS

Example 2

Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments (for at least 120 months if under an Income Plan with a specified period), at the end of each period.

Variable Sub-Account                                              1 Year     3 Years      5 Years     10 Years
-------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation                                     $24         $75         $128         $272
   AIM V.I. Growth                                                   $24         $75         $128         $272
   AIM V.I. Value                                                    $25         $76         $129         $276

Alliance Variable Products Series Funds
   Alliance Growth                                                   $28         $87         $148         $312
   Alliance Growth and Income                                        $27         $82         $140         $297
   Alliance Premier Growth                                           $30         $92         $156         $328

Morgan Stanley Dean Witter V.I.S
   Money Market                                                      $25         $76         $130         $277
   Quality Income Plus                                               $25         $76         $130         $277
   Short-Term Bond                                                   $26         $79         $135         $287
   High Yield                                                        $25         $76         $130         $278
   Utilities                                                         $26         $81         $138         $292
   Income Builder                                                    $28         $85         $145         $306
   Dividend Growth                                                   $25         $76         $130         $277
   Capital Growth                                                    $27         $82         $140         $297
   Global Dividend Growth                                            $28         $86         $146         $308
   European Growth                                                   $30         $92         $156         $328
   Pacific Growth                                                    $34        $103         $175         $365
   Equity                                                            $25         $76         $129         $276
   S&P 500 Index                                                     $24         $75         $128         $272
   Competitive Edge "Best Ideas"                                     $25         $77         $132         $281
   Strategist                                                        $25         $76         $130         $277
   Aggressive Equity                                                 $25         $76         $130         $277

The Universal Institutional Funds, Inc.
   U.S. Real Estate                                                  $28         $86         $147         $310
   International Magnum                                              $29         $88         $150         $316
   Equity Growth                                                     $26         $78         $134         $285
   Emerging Markets Equity                                           $35        $107         $181         $376
   Mid-Cap Value                                                     $28         $85         $144         $305

Putnam Variable Trust
   Putnam VT Growth and Income                                       $23         $72         $124         $264
   Putnam VT International Growth                                    $29         $88         $150         $317
   Putnam VT Voyager                                                 $24         $74         $127         $271

Van Kampen Life Investment Trust
   Emerging Growth                                                   $26         $78         $134         $285


Please remember that you are looking at examples and not a representation of past or future expenses. The examples assume that any Portfolio expense waivers or reimbursement arrangements described in the footnotes on page 8-9 are in effect for the time periods presented above. Your actual expenses may be lower or greater than those shown above. Similarly, your rate of return may be lower or greater than 5%, which is not guaranteed. The above examples assume the election of the Performance Death Benefit Option with a mortality and expense risk charge of 1.48%. If that option were not elected, the expense figures shown above would be slightly lower. To reflect the contract maintenance charge in the examples, we estimated an equivalent percentage charge, based on an assumed average Contract size of $54,945.


                                 11 PROSPECTUS

Financial Information
-------------------------------------------------------------------------------


To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "Accumulation Unit." Each Variable Sub-Account has a separate value for its Accumulation Units we call the "Accumulation Unit Value." Accumulation Unit Value is similar to, but not the same as, the share price of a mutual fund.

No Accumulation Unit Values are shown for the Contracts which were first offered as of the date of this prospectus. The financial statements of the Variable Account and Allstate New York appear in the Statement of Additional Information.

                                 12 PROSPECTUS

The Contract
-------------------------------------------------------------------------------


CONTRACT OWNER

The Allstate Variable Annuity 3 AssetManager is a contract between you, the Contract owner, and Allstate New York, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

"    the investment alternatives during the Accumulation and Payout Phases,

"    the amount and timing of your purchase payments and withdrawals,

"    the programs you want to use to invest or withdraw money,

"    the income payment plan you want to use to receive retirement income,

" the Annuitant (either yourself or someone else) on whose life the income payments will be based,

" the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

"    any other rights that the Contract provides.

If you die, any surviving Contract owner, or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract. The Contract cannot be jointly owned by both a non-natural person and a natural person. The maximum issue age for the Contract without any rider is age 90.

If you select the Performance Death Benefit Option, the maximum age of any owner on the date we issue the Contract rider is 80.

You can use the Contract with or without a qualified plan. A "qualified plan" is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract used with a qualified plan. See "Qualified Plans" on page 30.

ANNUITANT

The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). The Annuitant must be a natural person.

You initially designate an Annuitant in your application. You may not designate an Annuitant who is more than 80 years old at the time of designation. If the Contract owner is a natural person, you may change the Annuitant at any time prior to the Payout Start Date. Once we receive your change request, any change will be effective at the time you sign the written notice. We are not liable for any payment we make or other action we take before receiving any written request from you. Before the Payout Start Date, you may designate a joint Annuitant, who is a second person on whose life income payments depend. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be the youngest Contract owner, otherwise, the youngest Beneficiary, unless the Contract owner names a different Annuitant.

BENEFICIARY

The Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may change or add Beneficiaries at any time by writing to us, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice, whether or not the Annuitant is living when we receive the notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you did not name a Beneficiary or, if the named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

     "    your spouse, if he or she is still alive, otherwise

     "    your surviving children equally, or if you have no surviving children,

     "    your estate.

If more than one Beneficiary survives you, (or the Annuitant, if the Contract owner is not a natural person) we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.

MODIFICATION OF THE CONTRACT

Only an Allstate New York officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

                                 13 PROSPECTUS

ASSIGNMENT

We will not honor an assignment of an interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with an attorney before trying to assign your Contract.



Purchases
-------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS

Your initial purchase payment must be at least $10,000. We may increase or decrease this minimum in the future. You may make additional purchase payments of at least $100 at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept. We also reserve the right to reject any application.

AUTOMATIC ADDITIONS PROGRAM

You may make subsequent purchase payments of at least $100 by automatically transferring amounts from your bank account or your Morgan Stanley Dean Witter Active Assets Account. Please consult your Morgan Stanley Dean Witter Financial Advisor for details.

ALLOCATION OF PURCHASE PAYMENTS

At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our headquarters. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase payment at our headquarters.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates." If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

RIGHT TO CANCEL

You may cancel the Contract within the Cancellation Period, which is the 10-day period after you receive the Contract. If you exercise this Right to Cancel, the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account Options. We also will return your purchase payments allocated to the Variable Account after an adjustment to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.

                                 14 PROSPECTUS

Contract Value
-------------------------------------------------------------------------------


On the Issue Date, the Contract Value is equal to the initial purchase payment. Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS

To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE

As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

     " changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

     " the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a second set of Accumulation Unit Values that reflect the cost of the Performance Death Benefit Option.

You should refer to the prospectuses for the Funds that accompany this prospectus for a description of how the assets of each Portfolio are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.

                                 15 PROSPECTUS

Investment Alternatives: The Variable Sub-Accounts
-------------------------------------------------------------------------------

You may allocate your purchase payments to up to 31 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.


For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.


Portfolio:                                             Each Portfolio Seeks:                   Investment Adviser:


AIM Variable Insurance Funds*
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                     Growth of capital

AIM V.I. Growth Fund                                   Growth of capital                      A I M Advisors, Inc.

AIM V.I. Value Fund                                    Long-term growth of capital



Alliance Variable Products Series Fund
-----------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio                                       Long-term growth of capital.
                                                       Current income is incidental to
                                                       the Portfolio's objective
                                                                                              Alliance Capital Management,
                                                                                                      L.P.
Growth and Income Portfolio                            Reasonable current income and
                                                       reasonable opportunity for
                                                       appreciation

Premier Growth Portfolio                               Growth of capital by pursuing
                                                       aggressive investment policies



Morgan Stanley Dean Witter Variable Investment Series
-----------------------------------------------------------------------------------------------------------------------------------
Money Market Portfolio                                 High current income, preservation
                                                       of capital, and liquidity

Quality Income Plus Portfolio
                                                       High current  income and,
                                                       as a secondary objective,
                                                       capital appreciation when
                                                       consistent    with    its
                                                       primary objective

Short-Term Bond Portfolio                              High current income consistent
                                                       with preservation of capital

High Yield Portfolio                                   High current  income and, as a
                                                       secondary objective, capital
                                                       appreciation when consistent
                                                       with its primary objective

Utilities Portfolio                                    Current income and long-term
                                                       growth of income and capital

Income Builder Portfolio                               Reasonable income and, as a
                                                       secondary objective, growth of capital

                                                                                                       Morgan Stanley Dean Witter
                                                                                                                Advisors, Inc.


Dividend Growth Portfolio                              Reasonable current income and
                                                       long-term growth of income and capital

Capital Growth Portfolio                               Long-term capital growth

Global Dividend Growth Portfolio                       Reasonable current income and
                                                       long-term growth of income and capital

European Growth Portfolio                              To maximize the capital
                                                       appreciation on its investments

Pacific Growth Portfolio                               To maximize the capital
                                                       appreciation of its investments

Aggressive Equity Portfolio                            Capital growth

Equity Portfolio                                       Growth of  capital and, as a
                                                       secondary objective, income when consistent
                                                       with its  Primary objective.

S&P 500 Index Portfolio                                Investment results that, before
                                                       expenses, correspond to the
                                                       total return of the Standard and
                                                       Poor's 500 Composite Stock Price
                                                       Index

Competitive Edge "Best Ideas" Portfolio                Long-term capital growth

Strategist Portfolio                                   High total investment return




                                 16 PROSPECTUS



Portfolio:                                             Each Portfolio Seeks:                   Investment Adviser:


The Universal Institutional Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Equity Growth Portfolio                                Long-term capital appreciation

U.S. Real Estate Portfolio                             Above-average current income and
                                                       long-term capital appreciation
                                                                                              Morgan Stanley Asset Management
International Magnum Portfolio                         Long-term capital appreciation

Emerging Markets Equity Portfolio                      Long-term capital appreciation



                                                                                         ------------------------------------------
Mid-Cap Value                                          Above-average total return over   Miller Anderson & Sherrerd, LLP
                                                       a market cycle of three to five
                                                       years

Putnam Variable Trust
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                       Capital growth and income

Putnam VT International Growth Fund                    Capital appreciation                     Putnam Investment
                                                                                                Management, Inc.

Putnam VT Voyager Fund                                 Capital appreciation



Van Kampen Life Investment Trust
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Growth Portfolio                              Capital appreciation                Van Kampen Asset Management
                                                                                                      Inc.

* A Portfolio's investment objective may be changed by the Fund's Board of Trustees without shareholder approval.

Amounts you allocate to variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those variable Sub-Accounts invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

                                 17 PROSPECTUS

Investment Alternatives: The Fixed Account
-------------------------------------------------------------------------------


You may allocate all or a portion of your purchase payment to the Fixed Account Options. We offer 3 dollar cost averaging options ("Dollar Cost Averaging Fixed Account Options"). Allstate New York is currently limiting the availability of the 6 and 12 month Dollar Cost Averaging Options. Please consult with your Morgan Stanley Dean Witter Financial Advisor for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets in the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS

Basic Dollar Cost Averaging Option. You may establish a Dollar Cost Averaging Program, as described on page 19, by allocating purchase payments to the Basic Dollar Cost Averaging Option. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.

You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.

6 and 12 Month Dollar Cost Averaging Options. You also may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the "6 Month Dollar Cost Averaging Option") or for 12 months (the "12 Month Dollar Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. The crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than 3% annually.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account.

You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options.

Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee.

We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options. For current interest rate information, please contact your Morgan Stanley Dean Witter Financial Advisor or our customer support unit at 1-800-256-9392.

                                 18 PROSPECTUS

Investment Alternatives: Transfers
-------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase, you may transfer the Contract Value among the investment alternatives. You may not transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer. Transfers from the Dollar Cost Averaging Fixed Account Options do not count towards the 12 free transfers each Contract Year.

We reserve the right to waive any transfer fees and restrictions.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

EXCESSIVE TRADING LIMITS

We reserve the right to limit transfers among the Variable Sub-Accounts if we determine, in our sole discretion, that transfers by one or more Contract owners would be to the disadvantage of other Contract owners. We may limit transfers by taking such steps as:

     "    imposing a minimum time period between each transfer,

     " refusing to accept transfer requests of an agent acting under a power of attorney on behalf of more than one Contract owner, or

     " limiting the dollar amount that a Contract owner may transfer between the Variable Sub-Accounts and the Fixed Account Options at any one time.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners.

TRANSFERS DURING THE PAYOUT PHASE

During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE TRANSFERS

You may make transfers by telephone by calling 1-800-256-9392 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 4:00 p.m. Eastern Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time. In the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

DOLLAR COST AVERAGING PROGRAM

Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Options to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.

                                 19 PROSPECTUS

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM

Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

         Example:

         Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the High Yield Variable Sub-Account and 60% to be in the Equity Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the High Yield Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the High Yield Variable Sub-Account and use the money to buy more units in the Equity Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio   rebalancing  is  consistent  with  maintaining  your  allocation  of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.


Expenses
-------------------------------------------------------------------------------


As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE

During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value. This charge will be deducted on a pro-rata basis from each Variable Sub-Account in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

     "    total purchase payments equal $50,000 or more, or

     " all of your money is allocated to the Fixed Account Options as of the Contract Anniversary.

After the Payout Start Date, we will waive this charge if:

     "    the Contract Value is $50,000 or more as of the Payout Start Date, or

     "    all income payments are fixed amount income payments.

                                 20 PROSPECTUS

MORTALITY AND EXPENSE RISK CHARGE

We deduct a mortality and expense risk charge daily at an annual rate of 1.35% of the average daily net assets you have invested in the Variable Sub-Accounts (1.48% if you select the Performance Death Benefit Option). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Performance Death Benefit Option to compensate us for the additional risk that we accept by providing the Option.

We will not increase the mortality and expense risk charge for the life of the Contract. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE

We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We will not increase the administrative expense charge for the life of the Contract.

TRANSFER FEE

We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE

We may assess a withdrawal charge of 1% of the purchase payment(s) you withdraw if the amount being withdrawn has been invested in the Contract for less than 1 year. However, during each Contract Year, you can withdraw up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year without paying the charge. Unused portions of this Free Withdrawal Amount are not carried forward to future Contract Years.

We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

     " on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

     " the death of the Contract owner or Annuitant (unless the Settlement Value is used); and

     " withdrawals taken to satisfy IRS minimum distribution rules for the Contract. This waiver does not apply to Contracts owned by an Individual Retirement Account.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals also may be subject to tax penalties or income tax. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

PREMIUM TAXES

Currently, we do not make deductions for premium taxes under the Contract because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from the purchse payments or the Contract Value when the tax is incurred or at a later time.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES

We are not currently making a provision for taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.

OTHER EXPENSES

Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the

                                 21 PROSPECTUS
accompanying prospectuses for the Funds. For a summary of current estimates of those charges and expenses, see pages above. We may receive compensation from the investment advisers or administrators of the Portfolios for administrative services we provide to the Portfolios.


Access to Your Money
------------------------------------------------------------------------------


You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 23.

You can withdraw money from the Variable Account and/or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored. In general, you must withdraw at least $100 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

Withdrawals also may be subject to income tax and a 10% penalty tax, as described below.

The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.

POSTPONEMENT OF PAYMENTS

We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

         In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

SYSTEMATIC WITHDRAWAL PROGRAM

You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner's bank account or Morgan Stanley Dean Witter Active Assets Account. Please consult with your Morgan Stanley Dean Witter Financial Advisor for details.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE

If your request for a partial withdrawal would reduce your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other applicable charges, and applicable taxes.

                                 22 PROSPECTUS

Income Payments
-------------------------------------------------------------------------------

PAYOUT START DATE

The Payout Start Date is the day that your Contract Value less applicable taxes is applied to an Income Plan. The Payout Start Date must be:

          "    at least 30 days after the Issue Date;

          "    the first day of a calendar month; and

          " no later than the first day of the calendar month after the Annuitant's 90th birthday.

         You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS

An "Income Plan" is a series of payments on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with payments guaranteed for 10 years. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Three Income Plans are available under the Contract. Each is available to provide:

         "        fixed income payments;

         "        variable income payments; or

         "        a combination of the two.

The three Income Plans are:

Income Plan 1. " Life Income with Guaranteed Payments. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

Income Plan 2. " Joint and Survivor Life Income with Guaranteed Payments. Under this plan, we make periodic income payments for as long as either the Annuitant or the joint Annuitant is alive. If both die before the selected number of guarantee payments have been made, we will continue to pay the remainder of the guarantee payments.

Income Plan 3. " Guaranteed Payments for a Specified Period (5 to 30 years). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. A withdrawal charge may apply if the specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.

You may apply your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Options balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and


                                 23 PROSPECTUS
your Contract Value in the Fixed Account Options to fixed income payments. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If no purchase payments have been made for at least three years preceding the Payout Start Date, and either the Contract Value is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

     " pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

     " we may reduce the frequency of your payments so that each payment will be at least $20.

VARIABLE INCOME PAYMENTS

The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience, and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments. We reserve the right to make other annual investment rates available under the Contract.

FIXED INCOME PAYMENTS

We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract, or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

CERTAIN EMPLOYEE BENEFIT PLANS

The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

                                 24 PROSPECTUS

Death Benefits
-------------------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract owner dies, or

2. the Annuitant dies.

         We will pay the death benefit to the new Contract owner as determined immediately after the death. The new Contract owner would be a surviving Contract owner(s) or, if none, the Beneficiary(ies). In the case of the death of an Annuitant, we will pay the death benefit to the current Contract owner.

         A request for payment of the death benefit must include "Due Proof of Death." We will accept the following documentation as Due Proof of Death:

     "    a certified copy of a death certificate,

     " a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

     "    any other proof acceptable to us.

DEATH BENEFIT AMOUNT

Prior to the Payout Start Date, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments made less any amounts deducted in connection with partial withdrawals (including any applicable withdrawal charges or premium taxes), or

3. the Contract Value on the most recent Death Benefit Anniversary prior to the date we determine the death benefit, plus any purchase payments and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary.

A "Death Benefit Anniversary" is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

PERFORMANCE DEATH BENEFIT OPTION

The Performance Death Benefit Option is an optional benefit that you may elect. If the Contract owner is a natural person, this Option apply only on the death of the Contract owner. If the Contract owner is not a natural person, this Option apply only on the death of the Annuitant. For Contracts with a death benefit option, the death benefit will be the greater of (1) through (3) above, or (4) the Performance Death Benefit Option.

Performance Death Benefit Option. The Performance Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit. We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to: (i) the Performance Death Benefit immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal. In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a natural person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals.

         If you select the Performance Death Benefit Option, the maximum age of any owner on the date we issue the Contract rider is 80.

DEATH BENEFIT PAYMENTS

If the new Contract owner is a natural person, the new Contract owner may elect to:

1. receive the death benefit in a lump sum, or

2. apply the death benefit to an Income Plan. Payments from the Income Plan must begin within 1 year of the date of death and must be payable throughout:

"    the life of the new Contract owner; or

" for a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the Contract owner.

Options 1 and 2 above are only available if the new Contract owner elects one of these options within 180 days of the date of death. Otherwise, the new Contract owner will receive the Settlement Value. The "Settlement Value" is the Contract Value, less any applicable withdrawal charge, contract maintenance charge and applicable taxes. The Settlement Value paid will be the Settlement Value next computed on or after the requested distribution date for payment, or on the mandatory distribution date of 5 years

                                 25 PROSPECTUS
after the date of your death, whichever is earlier. We are currently waiving the 180 day limit, but we reserve the right to enforce the limitation in the future. The new Contract owner may make a single withdrawal of any amount within one year of the date of death without paying a withdrawal charge.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described below.

If the new Contract owner is your spouse, then he or she may elect one of the options listed above or may continue the Contract in the Accumulation Phase as if the death had not occurred. The Contract may only be continued once. If the surviving spouse continues the Contract in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within 1 year of the date of death without incurring a withdrawal charge. If the surviving spouse is under age 591'2, a 10% penalty tax may apply to the withdrawal.

If the new Contract owner is corporation, trust, or other non-natural person, then the new Contract owner may elect, within 180 days of your death, to receive the death benefit in lump sum or may elect to receive the Settlement Value in a lump sum within 5 years of death. We are currently waiving the 180 day limit, but we reserve the right to enforce the limitation in the future.

Death of Annuitant. If any Annuitant who is not also the Contract owner dies prior to the Payout Start Date, the Contract owner must elect one of the applicable options described below.

If the Contract owner is a natural person, the Contract owner may elect to continue the Contract as if the death had not occurred, or, if we receive Due Proof of Death within 180 days of the date of the Annuitant's death, the Contract owner may choose to:

1. receive the death benefit in a lump sum; or

2. apply the death benefit to an Income Plan that must begin within 1 year of the date of death and must be for a guaranteed number of payments for a period from 5 to 30 years but not to exceed the life expectancy of the Contract owner.

If the Contract owner elects to continue the Contract or to apply the death benefit to an Income Plan, the new Annuitant will be the youngest Contract owner, unless the Contract owner names a different Annuitant.

If the Contract owner is a non-natural person, the non-natural Contract owner may elect, within 180 days of the Annuitant's date of death, to receive the death benefit in a lump sum or may elect to receive the Settlement Value payable in a lump sum within 5 years of the Annuitant's date of death. If the non-natural Contract owner does not make one of the above described elections, the Settlement Value must be withdrawn by the non-natural Contract owner on or before the mandatory distribution date 5 years after the Annuitant's death.

We are currently waiving the 180 day limit, but we reserve the right to enforce the limitation in the future.



More Information
-------------------------------------------------------------------------------

ALLSTATE NEW YORK

Allstate New York is the issuer of the Contract. Allstate New York is a stock life insurance company organized under the laws of the State of New York. Allstate New York was incorporated in 1967 and was known as "Financial Life Insurance Company" from 1967 to 1978. From 1978 to 1984, Allstate New York was known as "PM Life Insurance Company." Since 1984 the company has been known as "Allstate Life Insurance Company of New York."

Our home office is located in Farmingville, New York. Our customer service office is located in Palatine, Illinois.

Allstate New York is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of the State of Illinois. With the exception of directors qualifying shares, all of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Several independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns Allstate New York the financial performance rating of A+(g) (Superior). Standard & Poor's Insurance Rating Services assigns an AA+ (Very Strong) financial strength rating and Moody's assigns an Aa2 (Excellent) financial strength rating and Moody's assigns an Aa2 (Excellent) financial strength rating to Allstate New York. We may from time to time advertise these ratings in our sales literature.

                                  26 PROSPCTUS

THE VARIABLE ACCOUNT

Allstate New York established the Allstate New York Variable Annuity Account II on May 18, 1990. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate New York.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under New York insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate New York.

The Variable Account consists of multiple Variable Sub-Accounts, 31 of which are available under the Contract. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS

Dividends  and  Capital  Gain  Distributions.   We  automatically  reinvest  all
dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

Voting Privileges. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

Changes in Portfolios. We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

Conflicts of Interest. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT

The Contracts are distributed exclusively by their principal underwriter, Dean Witter Reynolds Inc. ("Dean Witter"). Dean Witter, a wholly owned subsidiary of Morgan Stanley Dean Witter & Co., is located at Two World Trade Center,

                                 27 PROSPECTUS

New York, New York 10048. Dean Witter is a registered broker-dealer under the Securities and Exchange Act of 1934, as amended, and is a member of the New York Stock Exchange and the National Association of Securities Dealers.

We may pay up to a maximum sales commission of 2% of purchase payments and an annual sales administration expense of up to 1.5% of the average net assets of the Contracts to Dean Witter. In addition, Dean Witter may pay annually to its representatives, from its profits a persistency bonus that will take into account among other things, the length of time purchase payments have been held under the Contract and Contract Values.

Administration. We have primary responsibility for all administration of the Contracts and the Variable Account.

         We provide the following administrative services, among others:

         "        issuance of the Contracts;

         "        maintenance of Contract owner records;

         "        Contract owner services;

         "        calculation of unit values;

         "        maintenance of the Variable Account; and

         "        preparation of Contract owner reports.

We will send you Contract statements at least annually prior to the Payout Start Date. Contract statements are currently being sent on a quarterly basis. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

         We also will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

QUALIFIED PLANS

If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.

LEGAL MATTERS

Freedman, Levy, Kroll & Simonds, Washington, D.C., has advised Allstate New York on certain federal securities law matters. All matters of New York state law pertaining to the Contracts, including the validity of the Contracts and Allstate New York's right to issue such Contracts under New York state insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate New York.

YEAR 2000

Allstate New York is heavily dependent upon complex computer systems for all phases of its operations, including customer service, risk management and policy and contract administration. Since many of Allstate New York's older computer software programs recognized only the last two digits of the year in any date, some software may have failed to operate properly after the year 1999 if the software had not been reprogrammed or replaced ("Year 2000 Issue"). Allstate New York believes that many of its counterparties and suppliers also had potential Year 2000 Issues which could have affected Allstate New York. In 1995, Allstate Insurance Company commenced a four phase plan intended to mitigate and/or prevent the adverse effects of Year 2000 Issues. These strategies included normal development and enhancement of new and existing systems, upgrades to operating systems already covered by maintenance agreements, and modifications to existing systems, to make them Year 2000 compliant. The plan also included Allstate New York actively working with its major external counterparties and suppliers to assess their compliance efforts and Allstate New York's exposure to them. Because of the accuracy of this plan, and its timely completion, Allstate New York has experienced no material impact on its results of operations, liquidity or financial position due to the Year 2000 Issue. Year 2000 costs are expensed as incurred.

                                 28 PROSPECTUS

Taxes
-------------------------------------------------------------------------------

        The following discussion is general and is not intended as tax advice. Allstate New York makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.

         Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ANNUITIES IN GENERAL

Tax Deferral. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1. the Contract owner is a natural person,

2. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

3. Allstate New York is considered the owner of the Variable Account assets for federal income tax purposes.

Non-natural Owners. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for Contracts owned by non-natural persons.

Diversification Requirements. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate New York does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

Ownership Treatment. The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of separate account investments may cause an investor to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among more investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate New York does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

Taxation of Partial and Full Withdrawals. If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. If you make a full withdrawal under a non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than 5 taxable years after the taxable year of the first contribution to any Roth IRA and which are:

"    made on or after the date the individual attains age 591'2,

"    made to a Beneficiary after the Contract owner's death,

"    attributable to the Contract owner being disabled, or

" for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

                                 29 PROSPECTUS

If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

Taxation of Annuity Payments. Generally, the rule for income taxation of annuity payments received from a non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

Taxation of Annuity Death Benefits. Death of a Contract owner, or death of the Annuitant if the Contract is owned by a non-natural person, will cause a distribution of death benefits from a Contract. Generally, such amounts are included in income as follows:

1. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

2. if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment. Please see the Statement of Additional Information for more detail on distribution at death requirements.

Penalty Tax on Premature Distributions. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 591'2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract owner attains age 591'2,

2. made as a result of the Contract owner's death or disability;

3. made in substantially equal periodic payments over the Contract owner's life or life expectancy,

4. made under an immediate annuity, or

5. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from Qualified Contracts.

Aggregation of Annuity Contracts. All non-qualified deferred annuity contracts issued by Allstate New York (or its affiliates) to the same Contract owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

TAX QUALIFIED CONTRACTS

Contracts may be used as investments with certain qualified plans such as:

" Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Internal Revenue Code ("Code");

"    Roth IRAs under Section 408A of the Code;

"    Simplified Employee Pension Plans under Section 408(k) of the Code;

" Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section 408(p) of the Code;

"    Tax Sheltered Annuities under Section 403(b) of the Code;

"    Corporate and Self Employed Pension and Profit Sharing Plans; and

"    State  and  Local   Government   and   Tax-Exempt   Organization   Deferred
     Compensation Plans.

The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Allstate New York reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

Restrictions Under Section 403(b) Plans. Section 403(b) of the Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any Contract used for a 403(b)
plan  must  provide  that   distributions   attributable  to  salary


                                 30 PROSPECTUS
reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only:

1. on or after the date of employee

         "        attains age 591'2,

         "        separates from service,

         "        dies,

         "        becomes disabled, or

2. on account of hardship (earnings on salary reduction contributions may be distributed on the account of hardship).

         These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the Contract Value to another 403(b) plan.

INCOME TAX WITHHOLDING

Allstate New York is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1. required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or, over the life (joint lives) of the participant (and beneficiary).

Allstate New York may be required to withhold federal and state income taxes on any distributions from non-Qualified Contracts or Qualified Contracts that are not eligible rollover distributions, unless you notify us of your election to not have taxes withheld.

                                 31 PROSPECTUS

Performance Information
-------------------------------------------------------------------------------

        We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions.

         All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate, average, year-by-year, or other types of total return figures.

         Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

         We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.

                                 32 PROSPECTUS

              Statement of Additional Information
Table of Contents
Description                                                           Page
Additions, Deletions or Substitutions of Investments
The Contract
Purchases
Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
Performance Information
Calculation of Accumulation Unit Values
Calculation of Variable Income Payments
General Matters
Incontestability
Settlements
Safekeeping of the Variable Account's Assets
Premium Taxes
Tax Reserves
Federal Tax Matters
Qualified Plans
Experts
Financial Statements







                                                             -----------

         THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                           ALLSTATE VARIABLE ANNUITY 3 AssetManager
Allstate Life Insurance Company of New York          Statement of Additional Information
Allstate Life of New York                                     dated September 25, 2000
Variable Annuity Account II
One Allstate Drive
Farmingville, NY 11738
1 (800) 256 - 9392

This Statement of Additional Information supplements the information in the prospectus for the Allstate Variable Annuity 3 AssetManager that we offer. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated September 25, 2000. You may obtain a prospectus by calling or writing your Morgan Stanley Dean Witter Financial Advisor.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for the Allstate Variable Annuity 3 AssetManager that we offer.

                                TABLE OF CONTENTS

               Description                                                 Page

               Additions, Deletions or Substitutions of Investments
               The Contract
                         Purchases of Contract
                         Tax-free Exchanges (1035 Exchanges, Rollovers and
                                Transfers)
               Performance Information
               Calculation of Accumulation Unit Values
               Calculation of Variable Income Payments
               General Matters
                         Incontestability
                         Settlements
                         Safekeeping of the Variable Account's Assets
                         Premium Taxes
                         Tax Reserves
               Federal Tax Matters
               Qualified Plans
               Experts
               Financial Statements

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
------------------------------------------------------------------------------

We may add,  delete,  or substitute  the  Portfolio  shares held by any Variable
Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT
-------------------------------------------------------------------------------

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASES

Dean Witter Reynolds Inc., is the principal underwriter and distributor of the Contracts. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS) We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

PERFORMANCE INFORMATION
------------------------------------------------------------------------------

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract owner. Also, please note that the performance figures shown do not reflect any applicable taxes.

STANDARDIZED TOTAL RETURNS
A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing.

We use the following formula prescribed by the SEC for computing standardized total return:

                               1000(1 + T)^n = ERV

where:

     T       =        average annual total return
     ERV     =        ending redeemable value of a hypothetical $1,000 payment
                      made at the beginning of 1, 5, or 10 year periods or
                      shorter period
     n       =        number of years in the period
    $1000    =        hypothetical $1,000 investment

When factoring in the withdrawal charge assessed upon redemption, we exclude the Free Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring in the contract maintenance charge, we pro rate the charge by dividing (i) the contract maintenance charge by (ii) an assumed average contract size of $54,945. We then multiply the resulting percentage by a hypothetical $1,000 investment.

The standardized total returns for the Variable Sub-Accounts available under the Contract for the periods ended December 31, 1999, are set out below. No standardized total returns are shown for Money Market Variable Sub-Account. No standardized total returns are shown for the Variable Sub-Accounts marked with an asterisk (*) below which commenced operations on May 1, 2000, or on September __, 2000, as indicated below.

The Allstate Variable Annuity 3 AssetManager Contracts had not yet been first offered to the public as of the date of this Statement of Additional Information. Accordingly, performance figures for Variable Sub-Accounts prior to those dates reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current level of charges that apply to the Variable Sub-Accounts under the Allstate Variable Annuity 3 AssetManager Contracts as well as the withdrawal and contract maintenance charges described above.

The existing Variable Sub-Accounts commenced operations on the following dates:

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES:
-------------------------------------------------------------------------------
Variable Sub-Account                                   Date:

Quality Income Plus*                                   September __, 2000
High Yield*                                            September __, 2000
Utilities*                                             September __, 2000
Dividend Growth*                                       September __, 2000
Equity*                                                September __, 2000
Strategist*                                            September __, 2000
Capital Growth*                                        September __, 2000
European Growth*                                       September __, 2000
Global Dividend Growth*                                September __, 2000
Pacific Growth*                                        September __, 2000
Income Builder*                                        September __, 2000
Short-Term  Bond*                                      September __, 2000
Aggressive  Equity*                                    September __, 2000
S&P 500 Index*                                         September __, 2000
Competitive Edge ("Best Ideas")*                       September __, 2000


THE UNIVERSAL INSTITUTIONAL FUND, INC.:
-------------------------------------------------------------------------------
Variable Sub-Account                                          Date:

Equity Growth                                                 March 16, 1998
International Magnum                                          March 16, 1998
Emerging Markets Equity                                       March 16, 1998
U.S. Real Estate                                              May 18, 1998
Mid-Cap Value*                                                May 1, 2000


VAN KAMPEN LIFE INVESTMENT TRUST:
-------------------------------------------------------------------------------
Variable Sub-Account                                          Date:

Emerging Growth                                               March 16, 1998


AIM VARIABLE INSURANCE FUNDS:
-------------------------------------------------------------------------------
Variable Sub-Account                                          Date

Capital Appreciation*                                         May 1, 2000
Growth*                                                       May 1, 2000
Value*                                                        May 1, 2000


ALLIANCE VARIABLE PRODUCTS SERIES FUND:
-------------------------------------------------------------------------------
Variable Sub-Account                                          Date

Growth*                                                       May 1, 2000
Growth and Income*                                            May 1, 2000
Premier Growth*                                               May 1, 2000


PUTNAM VARIABLE TRUST:
-------------------------------------------------------------------------------
Variable Sub-Account                                          Date

Growth and Income*                                            May 1, 2000
International Growth *                                        May 1, 2000
Voyage*                                                       May 1, 2000

(WITHOUT THE PERFORMANCE DEATH BENEFIT OPTION)

                                                                     10 Years or
Variable Sub-Account            One Year          Five Years      Since Inception

Emerging Markets Equity            90.99%              N/A            16.28%
Equity Growth                      36.53%              N/A            17.91%
International Magnum               22.48%              N/A             8.56%
U.S. Real Estate                   -3.80%              N/A           -11.84%
Van Kampen Emerging Growth        100.53%              N/A            61.82%


(WITH THE PERFORMANCE DEATH BENEFIT OPTION)

                                                                      10 Years or
Variable Sub-Account                One Year        Five Years      Since Inception

Emerging Markets Equity            90.74%              N/A            16.12%
Equity Growth                      36.35%              N/A            17.75%
International Magnum               22.32%              N/A             8.42%
U.S. Real Estate                   -3.93%              N/A           -11.96%
Van Kampen Emerging Growth        100.27%              N/A            61.61%


NON-STANDARDIZED TOTAL RETURNS

From time to time, we may also quote rates of return that reflect changes in the values of each Variable Sub-Account's accumulation units. We may quote these "non-standardized total returns" on an annualized, cumulative, year-by-year, or other basis. These rates of return take into account asset-based charges, such as the mortality and expense risk charge and administration charge. However, these rates of return do not reflect withdrawal charges, contract maintenance charges, or any taxes. Such charges, if reflected, would reduce the performance shown.

Annualized returns reflect the rate of return that, when compounded annually, would equal the cumulative rate of return for the period shown. We compute annualized returns according to the following formula:

Annualized Return = (1+r) 1/n-1 where r = cumulative rate of return for the period shown, and n = number of years in the period.

The method of computing annualized rates of return is similar to that for computing standardized performance, described above, except that rather than using a hypothetical $1,000 investment and the ending redeemable value thereof, we use the changes in value of an accumulation unit.

Cumulative rates of return reflect the cumulative change in the value of an accumulation unit over the period shown. Year-by-year rates of return reflect the change in the value of an accumulation unit during the course of each year shown. We compute these returns by dividing the accumulation unit value at the end of each period shown by the accumulation unit value at the beginning of that period, and subtracting one. We compute other total returns on a similar basis.

We may quote non-standardized total returns for 1, 3, 5 and 10 year periods, or period since the inception of the Variable Sub-Account's operations, as well as other periods, such as "year-to-date" (prior calendar year end to the day stated in the advertisement); "year to most recent quarter" (prior calendar year end to end of most recent quarter); the prior calendar year; and the "n" most recent calendar years.

The non-standardized average annual total returns for the Variable Sub-Accounts for the periods ended December 31, 1999 are set out below. No non-standardized total returns are shown for the Money Market Variable Sub-Account. In addition, no non-standardized total returns are shown for the Variable Sub-Accounts which commenced operations on May 1, 2000, or on September __, 2000. The inception dates of each Variable Sub-Account appear under "Standardized Total Returns" above.


The Allstate Variable Annuity 3 AssetManager Contracts had not yet been first offered to the public as of the date of this Statement of Additional Information. Accordingly, performance figures for Variable Sub-Accounts prior to those dates reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current level of charges that apply to the Variable Sub-Accounts under the Allstate Variable Annuity 3 AssetManager Contracts, excluding the withdrawal charge but including the contract maintenance charges.


(WITHOUT THE PERFORMANCE DEATH BENEFIT OPTION)

                                                                      10 Years or
Variable Sub-Account               One Year       Five Years        Since Inception

Emerging Markets Equity            91.90%              N/A            18.44%
Equity Growth                      37.44%              N/A            20.03%
International Magnum               23.39%              N/A            10.83%
U.S. Real Estate                   -2.89%              N/A            -8.95%
Van Kampen Emerging Growth        101.44%              N/A            63.44%


                                        7


(WITH THE PERFORMANCE DEATH BENEFIT OPTION)

                                                                     10 Years or
Variable Sub-Account               One Year       Five Years      Since Inception


Emerging Markets Equity            91.65%              N/A            18.29%
Equity Growth                      37.27%              N/A            19.88%
International Magnum               23.23%              N/A            10.69%
U.S. Real Estate                   -3.02%              N/A            -9.07%
Van Kampen Emerging Growth        101.18%              N/A            63.23%




ADJUSTED HISTORICAL TOTAL RETURNS
We may advertise the total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We will calculate such "adjusted historical total returns" using the historical performance of the underlying
Portfolios and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contract [as well as the contract maintenance charge, and the withdrawal charge].

The adjusted historical total returns for the Variable Sub-Accounts for the periods ended December 31, 1999 are set out below. No adjusted historical total returns are shown for the Money Market Variable Sub-Account.

The following list provides the inception date for the Portfolio corresponding to each of the Variable Sub-Accounts included in the tables.

                                                        Inception Date of
Variable Sub-Account                                 Corresponding Portfolio
--------------------                                -----------------------
High Yield*                                          March 9, 1984
Equity*                                              March 9, 1984
Quality Income Plus*                                 March 1, 1987
Strategist*                                          March 1, 1987
Dividend Growth*                                     March 1, 1990
Utilities*                                           March 1, 1990
European Growth*                                     March 1, 1991
Capital Growth*                                      March 1, 1991
Pacific Growth*                                      February 22, 1994
Global Dividend Growth*                              February 24, 1994
Income Builder*                                      January 21, 1997
Equity Growth                                        January 2, 1997
International Magnum                                 January 2, 1997
Emerging Markets Equity                              October 1, 1996
Mid-Cap Value                                        January 2, 1997
U.S. Real Estate                                     March 4, 1997
Competitive Edge ("Best  Ideas")*                    May 18, 1998
S&P 500 Index*                                       May 18, 1998
Short-Term Bond*                                     May 2, 1999
Aggressive Equity*                                   May 1, 1999
Van Kampen Emerging Growth                           July 3, 1995
AIM V.I. Capital Appreciation                        May 5, 1993
AIM V.I. Growth                                      May 5, 1993
AIM V.I. Value                                       May 5, 1993
Alliance Growth**                                    September 15, 1994
Alliance Growth and Income**                         January 14, 1991
Alliance Premier Growth**                            July 14, 1999
Putnam VT Growth and Income***                       February 1, 1988
Putnam VT International Growth***                    January 2, 1997
Putnam VT Voyager***                                 February 1, 1988

* The Portfolios' Class Y shares ("12b-1 class") corresponding to these Variable Sub-Accounts were first offered on May 1, 2000. For periods prior to May 1, 2000, the performance shown is based on the historical performance of the Portfolios' Class X shares ("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are shown above.

** The Portfolios' Class B shares (12b-1 class") corresponding to the Alliance Growth and Alliance Growth and Income Variable Sub-Accounts were first offered on June 1, 1999. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class A shares ("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios' are as shown above.

*** The Portfolios' Class IB shares ("12b-1 Class") corresponding to the Putnam VT Growth and Income, International Growth, and Voyager Variable Sub-Accounts were first offered on April 6, 1998, April 6, 1998, and April 30, 1998 respectively. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class 1A shares ("non 12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are as shown above.

(WITHOUT THE PERFORMANCE DEATH BENEFIT OPTION)

                                                                           10 Years or
Variable Sub-Account                    One Year         Five Year        Since Inception+
--------------------                   ----------        ---------       ----------------

AIM Capital Appreciation                41.62%              23.01%         20.00%
AIM Growth                              32.38%              25.96%         19.85%
AIM Value                               27.12%              24.12%         20.36%
Alliance Growth*                        31.48%              29.15%         28.35%
Alliance Growth and Income*              8.74%              21.83%         13.51%
Alliance Premier Growth*                N/A                 N/A             7.18%**
MSDW Aggressive Equity*                 N/A                 N/A            39.28%**
MSDW Capital Growth*                    30.14%              22.09%         13.35%
MSDW Competitive Edge*                  23.06%              N/A             9.56%
MSDW Dividend Growth*                   -4.95%              16.65%         11.09%
MSDW Equity*                            55.01%              33.39%         20.94%
MSDW European Growth*                   26.03%              22.73%         17.63%
MSDW Global Dividend Growth*            11.81%              13.75%         11.20%
MSDW High Yield*                        -3.91%               4.03%          6.43%
MSDW Income Builder*                     4.35%              N/A             7.65%
MSDW Mid Cap                            17.95%              N/A            21.52%
MSDW Pacific Growth*                    62.39%              -1.21%         -2.96%
MSDW Quality Income*                    -6.84%               6.03%          5.89%
MSDW Short Term Bond*                   N/A                 N/A            -4.75%**
MSDW S & P 500 Index*                   16.77%              N/A            15.48%
MSDW Strategist*                        14.46%              14.24%         11.09%
MSDW Utilities*                          9.90%              17.83%         12.28%
Emerging Markets                        90.99%              N/A             9.35%
Equity Growth                           36.53%              N/A            27.61%
International Magnum                    22.48%              N/A            10.60%
U.S. Real Estate                        -3.80%              N/A            -2.64%
Putnam Growth and Income*               -0.91%              17.36%         12.01%
Putnam International Growth*            56.82%              N/A            27.23%
Putnam Voyager*                         54.83%              29.41%         20.19%
Van Kampen Emerging Growth             100.53%              N/A            38.33%


+Please refer to the table at the beginning of this section for the inception dates of the Portfolios.

*The performance shown for the Portfolios' 12b-1 class is based on the performance of the non 12b-1 class, as described in the table at the beginning of this section.

** Performance shown is not annualized.

(WITH THE PERFORMANCE DEATH BENEFIT OPTION)



                                                                           10 Years or
Variable Sub-Account                    One Year         Five Year        Since Inception+
--------------------                   ----------        ---------       ----------------

AIM Capital Appreciation                41.44%              22.85%              19.85%
AIM Growth                              32.20%              25.80%              19.70%
AIM Value                               26.95%              23.96%              20.21%
Alliance Growth*                        31.31%              28.98%              28.18%
Alliance Growth and Income*              8.60%              21.67%              13.37%
Alliance Premier Growth*                N/A                 N/A                  7.11%**
MSDW Aggressive Equity*                 N/A                 N/A                 39.15%**
MSDW Capital Growth*                    29.97%              21.93%              13.20%
MSDW Competitive Edge*                  22.90%              N/A                  9.41%
MSDW Dividend Growth*                   -5.07%              16.50%              10.94%
MSDW Equity*                            54.81%              33.21%              20.78%
MSDW European Growth*                   25.86%              22.57%              17.47%
MSDW Global Dividend Growth*            11.66%              13.60%              11.06%
MSDW High Yield*                        -4.03%               3.89%               6.29%
MSDW Income Builder*                     4.21%              N/A                  7.50%
MSDW Pacific Growth*                    62.17%              -1.34%              -3.09%
MSDW Quality Income*                    -6.97%               5.89%               5.76%
MSDW Short Term Bond*                   N/A                 N/A                 -4.83%**
MSDW S & P 500 Index*                   16.61%              N/A                 15.32%
MSDW Strategist*                        14.31%              14.09%              10.94%
MSDW Utilities*                          9.76%              17.68%              12.13%
Emerging Markets                        90.74%              N/A                  9.20%
Equity Growth                           36.35%              N/A                 27.44%
International Magnum                    22.32%              N/A                 10.45%
U.S. Real Estate                        -3.93%              N/A                 -2.78%
Mid-Cap Value                           17.79%              N/A                 21.35%
Putnam Growth and Income*               -1.04%              17.21%              11.87%
Putnam International Growth*            56.62%              N/A                 27.06%
Putnam Voyager*                         54.63%              29.24%              20.03%
Van Kampen Emerging Growth             100.27%              N/A                 38.15%

+Please refer to the table at the beginning of this section for the inception dates of the Portfolios.

*The performance shown for the Portfolios' 12b-1 class is based on the performance of the non 12b-1 class, as described in the table at the beginning of this section.

** Performance shown is not annualized.

CALCULATION OF ACCUMULATION UNIT VALUES
-------------------------------------------------------------------------------

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR
The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

       (A) is the sum of:

          (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

          (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

       (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

       (C) is the annualized mortality and expense risk and administrative expense charges divided by 365 and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS
-------------------------------------------------------------------------------

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES
Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS
-------------------------------------------------------------------------------

INCONTESTABILITY
We will not contest the Contract after we issue it.

SETTLEMENTS
The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS
We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES
Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES
We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

FEDERAL TAX MATTERS
------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. WE MAKE NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE NEW YORK LIFE INSURANCE COMPANY
Allstate New York is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Allstate New York, and its operations form a part of Allstate New York, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the contract. Under existing federal income tax law, Allstate New York believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contract. Accordingly, Allstate New York does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate New York does not intend to make provisions for any such taxes. If Allstate New York is taxed on investment income or capital gains of the Variable Account, then Allstate New York may impose a charge against the Variable Account in order to make provision for such taxes.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE
There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are:

(1) contracts acquired by an estate of a decedent by reason of the death of the decedent;

(2)  certain  qualified  contracts;

(3) contracts purchased by employers upon the termination of certain qualified plans;

(4) certain contracts used in connection with structured settlement agreements, and

(5) contracts purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

IRS REQUIRED DISTRIBUTION AT DEATH RULES
In order to be considered an annuity contract for federal income tax purposes, an annuity contract must provide: (1) if any owner dies on or after the annuity start date but before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death; (2) if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements are satisfied if any portion of the owner's interest which is payable to (or for the benefit of) a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary) and the distributions begin within one year of the owner's death. If the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, then the annuitant will be treated as the owner for purposes of applying the distribution at death rules. In addition, a change in the annuitant on a contract owned by a non-natural person will be treated as the death of the owner.

QUALIFIED PLANS
------------------------------------------------------------------------------

The Contract may be used with several types of qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from excess contributions, premature distributions, distributions that do not conform to specified commencement and minimum distribution rules, excess distributions and in other circumstances. Contract owners and participants under the plan and annuitants and beneficiaries under the Contract may be subject to the terms and conditions of the plan regardless of the terms of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES
Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity. An IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the Contract's Cash Value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value. It is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the Contract would not be viewed as satisfying the requirements of an IRA.

ROTH INDIVIDUAL RETIREMENT ANNUITIES
Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. "Qualified distributions" from Roth Individual Retirement Annuities are not includible in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to the Roth Individual Retirement Annuity, and which are made on or after the date the individual attains age 59 1/2, made to a beneficiary after the owner's death, attributable to the owner being disabled or for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000). "Nonqualified distributions" are treated as made from contributions first and are includible in gross income to the extent such distributions exceed the contributions made to the Roth
Individual Retirement Annuity. The taxable portion of a "nonqualified distribution" may be subject to the 10% penalty tax on premature distributions. Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The taxable portion of a conversion or rollover distribution is includible in gross income, but is exempted from the 10% penalty tax on premature distributions.

SIMPLIFIED EMPLOYEE PENSION PLANS
Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' individual retirement annuities if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to their individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent advice. In particular, employers should consider that an IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS)
Sections 408(p) and 401(k) of the Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TAX SHELTERED ANNUITIES
Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Code) to have their employers purchase annuity contracts for them, and subject to certain limitations, to exclude the purchase payments from the employees' gross income. An annuity contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee attains age 59 1/2, separates from service, dies, becomes disabled or on the account of hardship (earnings on salary reduction contributions may not be distributed for hardship). These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the Contract Value to another 403(b) plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Self-Employed Individuals Retirement Act of 1962, as amended, (commonly referred to as "H.R. 10" or "Keogh") permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans.

STATE AND LOCAL  GOVERNMENT AND TAX-EXEMPT  ORGANIZATION  DEFERRED  COMPENSATION
PLANS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the Contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as owner of the contract has the sole right to the proceeds of the contract. Generally, under the non-natural owner rules, such Contracts are not treated as annuity contracts for federal income tax purposes. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a
Section 457 plan all the compensation deferred under the plan must remain solely the property of the employer, subject only to the claims of the employer's general creditors, until such time as made available to the employee or a beneficiary.

EXPERTS
-------------------------------------------------------------------------------

The financial statements of Allstate New York as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 and the related financial statement schedules that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 1999 and for each of the periods in the two year period then ended that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

The financial statements of the Variable Account as of December 31, 1999 and for each of the periods in the two year period then ended, the financial statements of Allstate New York as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 and related financial statement schedules and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements of Allstate New York included herein should be considered only as bearing upon the ability of Allstate New York to meet its obligations under the Contacts.

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK:

We have audited the accompanying Statements of Financial Position of Allstate Life Insurance Company of New York (the "Company", an affiliate of The Allstate Corporation) as of December 31, 1999 and 1998, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1999. Our audits also included Schedule IV - Reinsurance and Schedule V - Valuation and Qualifying Accounts. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999 in conformity with generally accepted accounting principles. Also, in our opinion, Schedule IV - Reinsurance, and Schedule V - Valuation and Qualifying Accounts, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 25, 2000

                                 ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                       STATEMENTS OF FINANCIAL POSITION



                                                                                     DECEMBER 31,
                                                                        ---------------------------------------
                                                                              1999                 1998
                                                                        ------------------  -------------------
($ in thousands, except par value data)

ASSETS

Investments
   Fixed income securities, at fair value
      (amortized cost $1,858,216 and $1,648,972)                              $ 1,912,545          $ 1,966,067
   Mortgage loans                                                                 166,997              145,095
   Short-term                                                                      46,037               76,127
   Policy loans                                                                    31,109               29,620
                                                                        -----------------   ------------------
         Total investments                                                      2,156,688            2,216,909

Cash                                                                                1,135                3,117
Deferred policy acquisition costs                                                 106,932               87,830
Accrued investment income                                                          25,712               22,685
Reinsurance recoverables                                                            1,949                2,210
Other assets                                                                        7,803                9,887
Separate Accounts                                                                 443,705              366,247
                                                                        -----------------   ------------------
         TOTAL ASSETS                                                        $  2,743,924          $ 2,708,885
                                                                        =================   ==================

LIABILITIES
Reserve for life-contingent contract benefits                                 $ 1,098,016          $ 1,208,104
Contractholder funds                                                              839,157              703,264
Current income taxes payable                                                       10,132               14,029
Deferred income taxes                                                               3,077               25,449
Other liabilities and accrued expenses                                             41,218               23,463
Payable to affiliates, net                                                          4,731               38,835
Separate Accounts                                                                 443,705              366,247
                                                                        -----------------   ------------------
         TOTAL LIABILITIES                                                      2,440,036            2,379,391
                                                                        -----------------   ------------------


COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 13)

SHAREHOLDER'S EQUITY
Common stock, $25 par value, 100,000 and 80,000
      shares authorized, issued and outstanding                                     2,500                2,000
Additional capital paid-in                                                         45,787               45,787
Retained income                                                                   225,367              198,801

Accumulated other comprehensive income:
    Unrealized net capital gains                                                   30,234               82,906
                                                                        -----------------   ------------------
         TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME                              30,234               82,906
                                                                        -----------------   ------------------
         TOTAL SHAREHOLDER'S EQUITY                                               303,888              329,494
                                                                        -----------------   ------------------
         TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                          $  2,743,924          $ 2,708,885
                                                                        =================   ==================


See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF OPERATIONS
                            AND COMPREHENSIVE INCOME


                                                                                    YEAR ENDED DECEMBER 31,
                                                                  ------------------------------------------------------------
($ in thousands)                                                        1999                 1998                 1997
                                                                  ------------------   ------------------   ------------------

REVENUES
Premiums (net of reinsurance ceded
   of $4,253, $3,204 and $3,087 )                                          $ 63,748             $ 85,771             $ 90,366
Contract charges                                                             38,626               33,281               28,597
Net investment income                                                       148,331              134,413              124,887
Realized capital gains and losses                                            (2,096)               4,697                  701
                                                                          ---------            ---------             --------
                                                                            248,609              258,162              244,551
                                                                          ---------            ---------             --------

COSTS AND EXPENSES
Contract benefits (net of reinsurance recoveries
   of $1,166, $997 and $1,985 )                                             178,267              183,839              179,872
Amortization of deferred policy acquisition costs                             8,985                7,029                5,023
Operating costs and expenses                                                 20,151               24,703               23,644
                                                                          ---------            ---------             --------
                                                                            207,403              215,571              208,539
                                                                          ---------            ---------             --------

INCOME FROM OPERATIONS
   BEFORE INCOME TAX EXPENSE                                                 41,206               42,591               36,012
Income tax expense                                                           14,640               14,934               13,296
                                                                          ---------            ---------             --------

NET INCOME                                                                   26,566               27,657               22,716
                                                                          ---------            ---------             --------

OTHER COMPREHENSIVE (LOSS) INCOME, AFTER TAX
Change in unrealized net capital gains and losses                           (52,672)             18,427                27,627
                                                                          ---------            --------              --------

COMPREHENSIVE (LOSS) INCOME                                               $ (26,106)           $ 46,084              $ 50,343
                                                                          =========            ========              ========













See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                         DECEMBER 31,
                                                                  ------------------------------------------------------------
                                                                        1999                 1998                 1997
                                                                  ------------------   -------------------   -----------------
($ in thousands)

COMMON STOCK
Balance, beginning of year                                                  $ 2,000              $ 2,000              $ 2,000
Issuance of new shares of stock                                                 500                    -                    -
                                                                  -----------------    -----------------    -----------------

Balance, end of year                                                          2,500                2,000                2,000
                                                                  -----------------    -----------------    -----------------
ADDITIONAL CAPITAL PAID-IN                                                $  45,787             $ 45,787             $ 45,787
                                                                  -----------------    -----------------    -----------------

RETAINED INCOME

Balance, beginning of year                                                $ 198,801            $ 171,144            $ 148,428
Net income                                                                   26,566               27,657               22,716
                                                                  -----------------    -----------------    -----------------
Balance, end of year                                                        225,367              198,801              171,144
                                                                  -----------------    -----------------    -----------------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                                 $ 82,906             $ 64,479             $ 36,852
Change in unrealized net capital gains
     and losses                                                             (52,672)              18,427               27,627
                                                                  -----------------    -----------------    -----------------
Balance, end of year                                                         30,234               82,906               64,479
                                                                  -----------------    -----------------    -----------------

TOTAL SHAREHOLDER'S EQUITY                                               $  303,888            $ 329,494            $ 283,410
                                                                  =================    =================    =================



















See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CASH FLOWS



                                                                                    YEAR ENDED DECEMBER 31,
                                                                  ------------------------------------------------------------
($ in thousands)                                                        1999                 1998                 1997
                                                                  ------------------   -------------------   -----------------

CASH FLOWS FROM OPERATING ACTIVITIES

Net income                                                                 $ 26,566             $ 27,657             $ 22,716
Adjustments to reconcile net income to net cash
    provided by operating activities
       Amortization and other non-cash items                                (37,619)             (34,890)             (31,112)
       Realized capital gains and losses                                      2,096               (4,697)                (701)
       Interest credited to contractholder funds                             36,736               41,200               31,667
       Changes in:
           Life-contingent contract benefits and
               contractholder funds                                          38,527               53,343               68,114
           Deferred policy acquisition costs                                (17,262)             (16,693)             (10,781)
           Income taxes payable                                               2,094               13,865                 (158)
           Other operating assets and liabilities                            13,049              (15,974)               8,545
                                                                  -----------------    -----------------    -----------------
Net cash provided by operating activities                                    64,187               63,811               88,290
                                                                  -----------------    -----------------    -----------------

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of fixed income securities                              161,443               65,281               15,723
Investment collections
       Fixed income securities                                               21,822              159,648              120,061
       Mortgage loans                                                         7,479                5,855                5,365
Investments purchases
       Fixed income securities                                             (383,961)            (292,444)            (236,984)
       Mortgage loans                                                       (31,888)             (24,252)             (35,200)
Change in short-term investments, net                                        29,493              (55,846)              16,342
Change in policy loans, net                                                  (1,489)              (2,020)              (2,241)
                                                                  -----------------    -----------------    -----------------
               Net cash used in investing activities                       (197,101)            (143,778)            (116,934)
                                                                  -----------------    -----------------    -----------------
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock                                          500                    -                    -
Contractholder fund deposits                                                197,439              137,473               79,384
Contractholder fund withdrawals                                             (67,007)             (54,782)             (51,374)
                                                                  -----------------    -----------------    -----------------
Net cash provided by financing activities                                   130,932               82,691               28,010
                                                                  -----------------    -----------------    -----------------

NET (DECREASE) INCREASE IN CASH                                              (1,982)               2,724                 (634)
CASH AT THE BEGINNING OF YEAR                                                 3,117                  393                1,027
                                                                  -----------------    -----------------    -----------------
CASH AT END OF YEAR                                                        $  1,135              $ 3,117                $ 393
                                                                  =================    =================    =================

See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)


1.    GENERAL

BASIS OF PRESENTATION
The accompanying financial statements include the accounts of Allstate Life Insurance Company of New York (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with generally accepted accounting principles.

To conform with the 1999 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

NATURE OF OPERATIONS
The Company markets a broad line of life insurance and savings products in the state of New York through a combination of exclusive agencies, securities firms, banks, specialized brokers and through direct response marketing. Life insurance consists of traditional products, including term and whole life, interest-sensitive life and immediate annuities with life contingencies. Savings products include deferred annuities and immediate annuities without life contingencies. Deferred annuities include fixed rate, market value adjusted and variable annuities. Group pension savings products include immediate annuities also referred to as retirement annuities. In 1999, annuity premiums and deposits represented 76.2% of the Company's total statutory premiums and deposits.

The Company monitors economic and regulatory developments which have the potential to impact its business. Recently enacted federal legislation will allow for banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes which lessen these incentives are likely to negatively impact the demand for these products.

Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and (2) increasing competition in capital markets.

Although the Company currently benefits from agreements with financial services entities who market and distribute its products, change in control of these non-affliliated entities with which the Company has alliances could negatively impact the Company's sales.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS
Fixed income securities include bonds and mortgage-backed and asset-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The difference between amortized cost and fair value, net of deferred income taxes, certain deferred policy acquisition costs, and certain reserves for life-contingent contract benefits, is reflected as a component of shareholder's equity. Provisions are recognized for declines in the value of fixed income securities that are other than temporary. Such writedowns are included in realized capital gains and losses.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)


Mortgage loans are carried at outstanding principal balance, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate. Valuation allowances on loans not considered to be impaired are established based on consideration of the underlying collateral, borrower financial strength, current and expected market conditions, and other factors.

Short-term investments are carried at cost or amortized cost which approximates fair value, and includes collateral received in connection with securities lending activities. Policy loans are carried at the unpaid principal balances.

Investment income consists primarily of interest and short-term investment dividends. Interest is recognized on an accrual basis and dividends are recorded at the ex-dividend date. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

DERIVATIVE FINANCIAL INSTRUMENTS
The Company utilizes financial futures contracts which are derivative financial instruments. By meeting specific criteria these futures are designated as accounting hedges and accounted for on a deferral basis. In order to qualify as accounting hedges, financial futures contracts must reduce the primary market risk exposure on an enterprise or transaction basis in conjunction with a hedge strategy; be designated as a hedge at the inception of the transaction; and be highly correlated with the fair value of, or interest income or expense associated with, the hedged item at inception and throughout the hedge period. Derivatives that are not designated as accounting hedges are accounted for on a fair value basis.

If, subsequent to entering into a hedge transaction, the financial futures contract becomes ineffective (including if the occurrence of a hedged anticipatory transaction is no longer probable), the Company terminates the derivative position. Gains and losses on these terminations are reported in realized capital gains and losses in the period they occur. The Company may also terminate derivatives as a result of other events or circumstances. Gains and losses on these terminations are deferred and amortized over the remaining life of the hedged item.

The Company accounts for financial futures as hedges using deferral accounting for anticipatory investment purchases and sales when the criteria for futures (discussed above) are met. In addition, anticipated transactions must be probable of occurrence and their significant terms and characteristics identified. Under deferral accounting, gains and losses on financial futures contracts are deferred as other liabilities and accrued expenses. Once the anticipated transaction occurs, the deferred gains and losses are considered part of the cost basis of the asset and reported net of tax in shareholder's equity. The gains and losses deferred are then recognized in conjunction with the earnings on the hedged item. Fees and commissions paid on these derivatives are also deferred as an adjustment to the carrying value of the hedged item.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products and certain annuities with life contingencies. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

Interest-sensitive life contracts are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and one or more amounts assessed against the contractholder. Premiums from these contracts are reported as deposits to the contractholder funds. Contract charge revenue consists of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and surrender charges. Contract benefits include interest credited to contracts and claims incurred in excess of the related contractholder account balance.

Limited payment contracts, a type of life-contingent immediate annuity or traditional life product, are contracts that provide insurance protection over a contract period that extends beyond the period in which premiums are collected. Gross premiums in excess of the net premium on limited payment contracts are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy.

Contracts that do not subject the Company to significant risks arising from mortality or morbidity are referred to as investment contracts. Fixed rate annuities, market value adjusted annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charge revenue for investment contracts consists of charges assessed against the contractholder account balance for contract administration and surrenders. Contract benefits include interest credited and claims incurred in excess of the related contractholder account balance.

Crediting rates for fixed rate annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions.

Investment contracts also include variable annuity contracts which are sold as Separate Accounts products. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. The Company's contract charge revenue for these contracts consists of charges assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders.

DEFERRED POLICY ACQUISITION COSTS
Certain costs which vary with and are primarily related to acquiring life and savings business, principally agents and brokers remuneration, premium taxes, certain underwriting costs and direct mail solicitation expenses, are deferred and amortized into income. Deferred policy acquisition costs are periodically reviewed as to recoverability and written down where necessary.

For traditional life insurance and limited payment contracts, these costs are amortized in proportion to the estimated revenue on such business. Assumptions relating to estimated revenue, as well as to all other aspects of the deferred acquisition costs and reserve calculations, are determined based upon conditions as of the date of the policy issue and are generally not revised during the life of the policy. Any deviations from projected business inforce, resulting from actual policy terminations differing from expected levels, and any estimated premium deficiencies change the rate of amortization in the period such events occur. Generally, the amortization period for these contracts approximates the estimated lives of the policies.

For interest-sensitive life and investment contracts, the costs are amortized in proportion to the estimated gross profits on such business over the estimated lives of the contract periods. Gross profits are determined

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

at the date of policy issue and comprise estimated investment, mortality, expense margins and surrender charges. Assumptions underlying the gross profits are periodically updated to reflect actual experience, and changes in the amount or timing of estimated gross profits will result in adjustments to the cumulative amortization of these costs.

The present value of future profits inherent in acquired blocks of insurance is classified as a component of deferred policy acquisition costs. The present value of future profits is amortized over the life of the blocks of insurance using current crediting rates.

To the extent unrealized gains or losses on securities carried at fair value would result in an adjustment of estimated gross profits had those gains or losses actually been realized, the related carrying value of deferred acquisition costs, including present value of future profits, are adjusted together with accumulated unrealized net capital gains included in shareholder's equity.

REINSURANCE RECOVERABLE
In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance from other insurers. Reinsurance recoverables are estimated based upon assumptions consistent with those used in establishing the underlying reinsured contacts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance does not extinguish the Company's primary liability under the policies written and therefore reinsurers and amounts recoverable therefrom are regularly evaluated by the Company and allowances for uncollectible reinsurance are established as appropriate.

INCOME TAXES
The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are insurance reserves and deferred policy acquisition costs. Deferred income taxes also arise from unrealized capital gains and losses on fixed income securities carried at fair value.

SEPARATE ACCOUNTS
The Company issues deferred variable annuity contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts. Absent any contract provisions wherein the Company contractually guarantees either a minimum return or account value to the beneficiaries of the contractholders in the form of a death benefit, the contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated investment objectives.

The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. In the event that the asset value of certain contractholder accounts are projected to be below the value guaranteed by the Company, a liability is established through a charge to earnings. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's statements of operations and comprehensive income. Revenues to the Company from the Separate Accounts consist of contract maintenance and administration fees, and mortality, surrender and expense charges.

RESERVES FOR LIFE-CONTINGENT CONTRACT BENEFITS
The reserve for life-contingent contract benefits, which relates to traditional life insurance, group retirement annuities, immediate annuities with life contingencies and certain variable annuity guarantees, is computed on the basis of assumptions as to mortality, future investment yields, terminations and

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)


expenses at the time the policy is issued. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 7. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves is recorded as a reduction of the unrealized gains included in shareholder's equity.

CONTRACTHOLDER FUNDS
Contractholder funds arise from the issuance of interest-sensitive life and certain investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received, net of commissions, and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in Note 7.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS
Commitments to extend mortgage loans have only off-balance-sheet risk because their contractual amounts are not recorded in the Company's statements of financial position. The contractual amounts and fair values of these instruments are presented in Note 5.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NEW ACCOUNTING STANDARDS
In 1999, the Company adopted Statement of Position ("SOP") 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." The SOP provides guidance concerning when to recognize a liability for insurance-related assessments and how those liabilities should be measured. Specifically, insurance-related assessments should be recognized as liabilities when all of the following criteria have been met: 1) an assessment has been imposed or it is probable that an assessment will be imposed, 2) the event obligating an entity to pay an assessment has occurred and 3) the amount of the assessment can be reasonably estimated. Adoption of this statement was not material to the Company's results of operations or financial position.

PENDING ACCOUNTING STANDARDS
In June 1999, the Financial Accounting Standards Board delayed the effective date of Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS 133 replaces existing pronouncements and practices with a single, integrated accounting framework for derivatives and hedging activities. This statement requires that all derivatives be recognized on the balance sheet at fair value. Derivatives that are not hedges must be adjusted to fair value through income. If the derivative is a hedge, depending on the nature of the hedge, changes in the fair value of derivatives will either be offset against the change in the fair value of the hedged assets, liabilities, or firm commitments through earnings or recognized in other comprehensive income until the hedged item is recognized in earnings. Additionally, the change in fair value of a derivative which is not effective as a hedge will be immediately recognized in earnings. The delay was effected through the issuance of SFAS No. 137, which extends the SFAS No. 133 requirements to fiscal years beginning after June 15, 2000. As such, the Company expects to adopt the provisions of SFAS No. 133 as of January 1, 2001. The impact of this statement is dependent upon the Company's derivative positions and market conditions existing at the date of adoption. Based on existing interpretations of the requirements of SFAS

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)


No. 133, the impact of the adoption is not expected to be material to the results of operations or financial position of the Company.

3.   RELATED PARTY TRANSACTIONS

REINSURANCE

The Company has reinsurance agreements with ALIC in order to limit aggregate and single exposure on large risks. A portion of the Company's premiums and policy benefits are ceded to ALIC and reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

The following amounts were ceded to ALIC under reinsurance agreements.



                                                          YEAR ENDED DECEMBER 31,
                                                          -----------------------

                                                 1999               1998               1997
                                                 ----               ----               ----

      Premiums                          $        3,408     $        2,519     $        2,171
      Policy benefits                              211                315                327

Included in reinsurance recoverables at December 31, 1999 and 1998 are the net amounts owed to ALIC of $458 and $3, respectively.

STRUCTURED SETTLEMENT ANNUITIES
The Company issued $14,561, $12,747 and $12,766 of structured settlement annuities, a type of immediate annuity, in 1999, 1998 and 1997, respectively, at prices determined based upon interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $4,298, $5,152 and $3,468 relate to structured settlement annuities with life contingencies and are included in premium income in 1999, 1998 and 1997, respectively. Additionally, the reserve for life-contingent contract benefits was increased by approximately 94% of such premium received in each of these years. In most cases, these annuities were issued to Allstate Settlement Corporation ("ASC"), a subsidiary of ALIC, which, under a "qualified assignment", assumed AIC's obligation to make the future payments.

AIC has issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company. ASC has entered into General Indemnity Agreements pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gives AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. Reserves recorded by the Company for annuities related to the surety bonds were $1.19 billion and $1.08 billion at December 31, 1999 and 1998, respectively.

BUSINESS OPERATIONS
The Company utilizes services performed by AIC and ALIC and business facilities owned or leased, and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $16,155, $23,369 and $19,425 in 1999, 1998 and 1997, respectively. A

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)


portion of these expenses relate to the acquisition of business which are deferred and amortized over the contract period.

4.   INVESTMENTS

FAIR VALUES

The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:


                                                                            GROSS UNREALIZED
                                                    AMORTIZED               ----------------               FAIR
                                                       COST             GAINS            LOSSES            VALUE
                                                       ----             -----            ------            -----

AT DECEMBER 31, 1999

U.S. government and agencies                     $      413,875    $       53,717   $       (2,705)   $      464,887
Municipal                                                60,256               997           (1,976)           59,277
Corporate                                               996,298            36,303          (31,695)        1,000,906
Foreign government                                       61,987             3,217             (639)           64,565
Mortgage-backed securities                              291,304             4,770           (7,370)          288,704
Asset-backed securities                                  34,496                26             (316)           34,206
                                                 --------------    --------------   --------------    --------------
  Total fixed income securities                  $    1,858,216    $       99,030   $      (44,701)   $    1,912,545
                                                 ==============    ==============   ==============    ==============

AT DECEMBER 31, 1998

U.S. government and agencies                     $      443,930    $      179,455    $          (1)  $      623,384
Municipal                                                31,617             2,922              (19)          34,520
Corporate                                               848,289           121,202             (899)         968,592
Mortgage-backed securities                              291,520            14,294             (700)         305,114
Asset-backed securities                                  33,616               869              (28)          34,457
                                                 --------------    --------------    --------------  --------------
  Total fixed income securities                  $    1,648,972    $      318,742    $      (1,647)  $    1,966,067
                                                 ==============    ==============    ==============  ==============

SCHEDULED MATURITIES

The scheduled maturities for fixed income securities are as follows at December 31, 1999:


                                                                           AMORTIZED           FAIR
                                                                             COST             VALUE
                                                                             ----             -----

Due in one year or less                                                 $         6,720  $         6,798
Due after one year through five years                                           168,795          168,859
Due after five years through ten years                                          217,305          218,381
Due after ten years                                                           1,139,596        1,195,597
                                                                        ---------------  ---------------
                                                                              1,532,416        1,589,635

Mortgage- and asset-backed securities                                           325,800          322,910
                                                                        ---------------  ---------------
  Total                                                                 $     1,858,216  $     1,912,545
                                                                        ===============  ===============

Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

NET INVESTMENT INCOME
YEAR ENDED DECEMBER 31,                                             1999             1998             1997
                                                                    ----             ----             ----


Fixed income securities                                       $     135,561     $     124,100    $     116,763
Mortgage loans                                                       12,346            10,309            7,896
Other                                                                 3,495             2,940            2,200
                                                              -------------     -------------    -------------
  Investment income, before expense                                 151,402           137,349          126,859
  Investment expense                                                  3,071             2,936            1,972
                                                              -------------     -------------    -------------
  Net investment income                                       $     148,331     $     134,413    $     124,887
                                                              =============     =============    =============

REALIZED CAPITAL GAINS AND LOSSES

YEAR ENDED DECEMBER 31,                                            1999              1998             1997
                                                                   ----              ----             ----

Fixed income securities                                           $ (2,207)         $ 4,755             $  955
Mortgage loans                                                          42              (65)              (221)
Other                                                                   69                7                (33)
                                                              ------------      -----------      -------------

   Realized capital gains and losses                                (2,096)           4,697                701
   Income taxes                                                       (765)           1,644                245
                                                              ------------      -----------      -------------
   Realized capital gains and losses, after tax                   $ (1,331)         $ 3,053             $  456
                                                              ============      ===========      =============

Excluding calls and prepayments, gross gains of $1,713, $2,905 and $471 and gross losses of $3,920, $164 and $105 were realized on sales of fixed income securities during 1999, 1998 and 1997, respectively.

UNREALIZED NET CAPITAL GAINS

Unrealized net capital gains on fixed income securities included in shareholder's equity at December 31, 1999 are as follows:

                                        COST/                                  GROSS UNREALIZED              UNREALIZED
                                    AMORTIZED COST      FAIR VALUE          GAINS             LOSSES          NET GAINS
                                    --------------      ----------          -----             ------          ---------
 Fixed income securities               $1,858,216        $1,912,545         $ 99,030          $(44,701)       $ 54,329
                                       ==========        ==========         ========          ========
 Reserve for life-contingent
    contract benefits                                                                                           (7,815)
 Deferred income taxes                                                                                         (16,280)
                                                                                                              --------
 Unrealized net capital gains                                                                                 $ 30,234
                                                                                                              ========


CHANGE IN UNREALIZED NET CAPITAL GAINS
YEAR ENDED DECEMBER 31,                                            1999             1998             1997
                                                                   ----             ----             ----

Fixed income securities                                         $(262,766)       $ 70,948          $123,519
Reserves for life contingent-contract benefits                    179,891         (42,251)          (80,155)
Deferred income taxes                                              28,362          (9,922)          (14,876)
Deferred policy acquisition costs and other                         1,841            (348)             (861)
                                                                ---------        --------          --------
(Decrease) increase in unrealized net capital gains             $ (52,672)       $ 18,427          $ 27,627
                                                                =========        ========          ========

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

INVESTMENT LOSS PROVISIONS AND VALUATION ALLOWANCES
Pretax provisions for investment losses, principally relating to valuation allowances on mortgage loans were $114 and $261 in 1998 and 1997, respectively. There was not a provision for investment losses in 1999.

MORTGAGE LOAN IMPAIRMENT
A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.

The Company had no impaired loans at December 31, 1999 and 1998.

Valuation allowances for mortgage loans at December 31, 1999, 1998 and 1997 were $600, $600 and $486, respectively. For the years ended December 31, 1999, 1998 and 1997, there were no reductions of the mortgage loan valuation allowance for dispositions of impaired loans. Net additions to the mortgage loan valuation allowances were $114 and $261 for the years ended December 31, 1998 and 1997, respectively. There were no additions or reductions to the mortgage loan valuation allowance for the year ended December 31, 1999.

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND AND COMMERCIAL MORTGAGE PORTFOLIOS AND OTHER INVESTMENT INFORMATION

The Company maintains a diversified portfolio of municipal bonds. The largest concentrations in the portfolio are presented below. Except for the following, holdings in no other state exceeded 5% of the portfolio at December 31, 1999:

(% of municipal bond portfolio carrying value)          1999                1998
                                                        ----                ----

         Arizona                                        22.7%                   - %
         California                                     20.2                  17.4
         Ohio                                           16.4                  30.2
         Illinois                                       11.6                  21.1
         Pennsylvania                                    7.5                    -
         Indiana                                         5.0                    -

The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The states with the largest portion of the commercial mortgage loan portfolio are listed below. Except for the following, holdings in no other state exceeded 5% of the portfolio at December 31, 1999:

(% of commercial mortgage portfolio carrying value)     1999                 1998
                                                        ----                 ----

         California                                     34.9%               41.9%
         New York                                       27.6                26.3
         Illinois                                       13.2                15.8
         New Jersey                                     12.3                 6.9
         Pennsylvania                                    9.7                 6.2

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

The types of properties collateralizing the commercial mortgage loans at December 31, are as follows:

(% of commercial mortgage portfolio carrying value)         1999                1998
                                                            ----                ----

         Retail                                              33.1%               39.5%
         Office buildings                                    18.9                11.7
         Warehouse                                           18.5                19.2
         Apartment complex                                   15.8                18.5
         Industrial                                           4.6                 5.5
         Other                                                9.1                 5.6
                                                            -----               -----
                                                            100.0%              100.0%
                                                            =====               =====

The contractual maturities of the commercial mortgage loan portfolio as of December 31, 1999, for loans that were not in foreclosure are as follows:

                                NUMBER OF LOANS                    CARRYING VALUE                   PERCENT
                                ---------------                    --------------                   -------

2000                                    2                          $         4,475                     2.7%
2001                                    5                                    7,165                     4.3
2002                                    2                                    5,904                     3.5
2004                                    4                                    5,289                     3.2
Thereafter                             33                                  144,164                    86.3
                                    -----                          ---------------                   -----
     Total                             46                          $       166,997                   100.0%
                                    =====                          ===============                   =====

In 1999, there were no commercial mortgage loans which were contractually due.

SECURITIES ON DEPOSIT

At December 31, 1999, fixed income securities with a carrying value of $1,903 were on deposit with regulatory authorities as required by law.

5.   FINANCIAL INSTRUMENTS

In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments. The fair value estimates of financial instruments presented on the following page are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including deferred policy acquisition costs and reinsurance recoverables) and liabilities (including traditional life and interest-sensitive life insurance reserves and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments such as accrued investment income and cash are generally of a short-term nature. Their carrying values are assumed to approximate fair value.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

FINANCIAL ASSETS

The carrying value and fair value of financial assets at December 31, are as follows:


                                                         1999                                1998
                                                         ----                                ----
                                             CARRYING             FAIR             CARRYING            FAIR
                                               VALUE              VALUE              VALUE            VALUE
                                               -----              -----              -----            -----

Fixed income securities                  $    1,912,545     $    1,912,545     $      1,966,067   $     1,966,067
Mortgage loans                                  166,997            159,853              145,095           154,872
Short-term investments                           46,037             46,037               76,127            76,127
Policy loans                                     31,109             31,109               29,620            29,620
Separate Accounts                               443,705            443,705              366,247           366,247

CARRYING VALUE AND FAIR VALUE INCLUDE THE EFFECTS OF DERIVATIVE FINANCIAL INSTRUMENTS WHERE APPLICABLE.

Fair values for fixed income securities are based on quoted market prices where available. Non-quoted securities are valued based on discounted cash flows using current interest rates for similar securities. Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar properties as collateral. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value are deemed to approximate fair value.

The carrying value of policy loans are deemed to approximate fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES

The carrying value and fair value of financial liabilities at December 31, are as follows:


                                                        1999                                      1998
                                                        ----                                      ----
                                               CARRYING             FAIR               CARRYING            FAIR
                                                 VALUE              VALUE                VALUE             VALUE
                                                 -----              -----                -----             -----
Contractholder funds on
   investment contracts                   $      627,488      $     605,113      $      512,239     $     518,448
Separate Accounts                                443,705            443,705             366,247           366,247

The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Reserves on investment contracts with no stated maturities (single premium and flexible premium deferred annuities) are valued at the account balance less surrender charges. The fair value of immediate annuities and annuities without life contingencies with fixed terms is estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and durations. Separate Accounts liabilities are carried at the fair value of the underlying assets.

DERIVATIVE FINANCIAL INSTRUMENTS
The only derivative financial instruments used by the Company are financial futures contracts. The Company primarily uses this derivative financial instrument to reduce its exposure to market risk, specifically interest rate risk, in conjunction with asset/liability management. The Company does not hold or issue these instruments for trading purposes.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)





The following table summarizes the contract amount, credit exposure, fair value and carrying value of the Company's derivative financial instruments:

                                                                                                       CARRYING
                                                                                                         VALUE
                                                   CONTRACT           CREDIT             FAIR            ASSETS/
                                                    AMOUNT           EXPOSURE           VALUE         (LIABILITIES)
                                                    ------           --------           -----         -------------
AT DECEMBER 31, 1999
Financial futures contracts                      $     8,700       $         -       $       (29)     $       588

AT DECEMBER 31, 1998
Financial futures contracts                      $    15,000       $         -       $       (15)     $      (223)

CARRYING VALUE IS REPRESENTATIVE OF DEFERRED GAINS AND LOSSES.

The contract amounts are used to calculate the exchange of contractual payments under the agreements and are not representative of the potential for gain or loss on these agreements.

Credit exposure represents the Company's potential loss if all of the counterparties failed to perform under the contractual terms of the contracts and all collateral, if any, became worthless. This exposure is measured by the fair value of contracts with a positive fair value at the reporting date. The Company manages its exposure to credit risk primarily by establishing risk control limits. To date, the Company has not incurred any losses as financial futures contracts have limited off-balance-sheet credit risk as they are executed on organized exchanges and require daily cash settlement of margins.

Fair value is the estimated amount that the Company would receive (pay) to terminate or assign the contracts at the reporting date, thereby taking into account the current unrealized gains or losses of open contracts. Dealer and exchange quotes are used to value the Company's derivatives.

Financial futures are commitments to either purchase or sell designated financial instruments at a future date for a specified price or yield. They may be settled in cash or through delivery. As part of its asset/liability management, the Company generally utilizes financial futures contracts to manage its market risk related to anticipatory investment purchases and sales. Financial futures used as hedges of anticipatory transactions pertain to identified transactions which are probable to occur and are generally completed within 90 days.

Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments that the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. The Company mitigates this risk through established risk control limits set by senior management. In addition, the change in the value of the Company's derivative financial instruments designated as hedges are generally offset by the change in the value of the related assets and liabilities.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS
Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)


similar commitments to borrowers. At December 31, 1999, the Company had $10,000 in mortgage loan commitments which had a fair value of $100. The Company had no mortgage loan commitments at December 31, 1998.

6.       DEFERRED POLICY ACQUISITION COSTS

Certain costs of acquiring business which were deferred and amortized for the years ended December 31, 1999 and 1998 are as follows:


                                                                 1999                 1998
                                                                 ----                 ----

          Balance, beginning of year                             $ 87,830            $ 71,946
          Acquisition costs deferred                               26,247              23,723
          Amortization charged to income                           (8,861)             (8,238)
          Adjustment from unlocking assumptions                      (124)              1,209
          Effect of unrealized gains/(losses)                       1,840                (810)
                                                             ------------        ------------

          Balance, end of year                                  $ 106,932            $ 87,830
                                                             ============        ============


7.       RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

At December 31, the reserve for life-contingent contract benefits consists of the following:

                                                                                 1999               1998
                                                                                 ----               ----
                     Immediate annuities:
                          Structured settlement annuities                       $ 1,024,049        $ 1,135,813
                          Other immediate annuities                                   2,933              2,577
                     Traditional life                                                70,254             68,511
                     Other                                                              780              1,203
                                                                                -----------       ------------
                          Total life-contingent contract benefits               $ 1,098,016        $ 1,208,104
                                                                                ===========       ============


The assumptions for mortality generally utilized in calculating reserves include, the U.S. population with projected calendar year improvements and age setbacks for impaired lives for structured settlement annuities; the 1983 group annuity mortality table for other immediate annuities; and actual Company experience plus loading for traditional life. Interest rate assumptions vary from 3.5% to 10.3% for immediate annuities and 4.5% to 7.0% for traditional life. Other estimation methods include the present value of contractually fixed future benefits for structured settlement annuities, the present value of expected future benefits based on historical experience for other immediate annuities and the net level premium reserve method using the Company's withdrawal experience rates for traditional life.

Premium deficiency reserves are established, if necessary and have been recorded for the structured settlement annuity business, to the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized. A liability of $8 million and $188 million is included in the reserve for life-contingent contract benefits with respect to this deficiency for the years ended December 31, 1999 and 1998, respectively. The decrease in this liability in 1999 reflects declines in unrealized capital gains on fixed income securities.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

At December 31, contractholder funds consists of the following:


                                                                                 1999               1998
                                                                                 ----               ----

                     Interest-sensitive life                                      $211,729            $189,970
                     Fixed annuities:
                          Immediate annuities                                      303,564             285,977
                          Deferred annuities                                       273,864             177,317
                     Other investment contracts                                     50,000              50,000
                                                                                  --------            --------
                          Total contractholder funds                              $839,157            $703,264
                                                                                  ========            ========


Contractholder funds are equal to deposits received, net of commissions, and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Interest rates credited range from 5.5% to 6.5% for interest-sensitive life contracts; 3.5% to 9.8% for immediate annuities; 4.0% to 7.9% for deferred annuities and 6.6% for other investment contracts. Withdrawal and surrender charge protection includes: i) for interest-sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Approximately 2% of deferred annuities are subject to a market value adjustment.

8.       CORPORATION RESTRUCTURING

On November 10, 1999 the Corporation announced a series of strategic initiatives to aggressively expand its selling and servicing capabilities. The Corporation also announced that it is implementing a program to reduce expenses by approximately $600 million. The reduction will result in the elimination of approximately 4,000 current non-agent positions, across all employment grades and categories by the end of 2000, or approximately 10% of the Corporation's non-agent work force. The impact of the reduction in employee positions is not expected to materially impact the results of operations of the Company.

These cost reductions are part of a larger initiative to redeploy the cost savings to finance new initiatives including investments in direct access and internet channels for new sales and service capabilities, new competitive pricing and underwriting techniques, new agent and claim technology and enhanced marketing and advertising. As a result of the cost reduction program, the Corporation recorded restructuring and related charges of $81 million pretax during the fourth quarter of 1999. The Corporation anticipates that additional pretax restructuring related charges of approximately $100 million will be expensed as incurred throughout 2000. The Company's allocable share of these expenses were immaterial in 1999 and are expected to be immaterial in 2000.

9.       INCOME TAXES

The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)


results in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return.

Prior to June 30, 1995, the Corporation was a subsidiary of Sears, Roebuck & Co. ("Sears") and, with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. Effective June 30, 1995, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1993 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

The components of the deferred income tax assets and liabilities at December 31, are as follows:

                                                                               1999               1998
                                                                               ----               ----
DEFERRED ASSETS
Life and annuity reserves                                                        $ 42,248           $ 41,073
Discontinued operations                                                               366                364
Other postretirement benefits                                                         296                328
Other assets                                                                        1,319              2,023
                                                                            -------------      -------------
      Total deferred assets                                                        44,229             43,788

DEFERRED LIABILITIES
Deferred policy acquisition costs                                                 (25,790)           (20,573)
Unrealized net capital gains                                                      (16,280)           (44,642)
Difference in tax bases of investments                                             (3,194)            (1,784)
Prepaid commission expense                                                           (682)              (790)
Other liabilities                                                                  (1,360)            (1,448)
                                                                            -------------      -------------
      Total deferred liabilities                                                  (47,306)           (69,237)
                                                                            -------------      -------------
      Net deferred liability                                                  $    (3,077)      $    (25,449)
                                                                            =============      =============


The components of income tax expense for the year ended December 31, are as follows:

                                                             1999               1998               1997
                                                             ----               ----               ----

Current                                                     $  8,650            $ 13,679           $ 14,874
Deferred                                                       5,990               1,255             (1,578)
                                                            --------            --------           --------
      Total income tax expense                              $ 14,640            $ 14,934           $ 13,296
                                                            ========            ========           ========

The Company paid income taxes of $12,547, $3,788 and $13,350 in 1999, 1998 and 1997, respectively.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:


                                                                1999              1998        1997
                                                                ----              ----        ----

   Statutory federal income tax rate                           35.0%             35.0%       35.0%
   State income tax expense                                     1.6               1.6         2.2
   Other                                                       (1.1)             (1.5)        (.3)
                                                              -----             -----       -----
   Effective income tax rate                                   35.5%             35.1%       36.9%
                                                              =====             =====       =====

Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 1999, approximately $389, will result in federal income taxes payable of $136 if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since the Tax Reform Act of 1984.

10.      STATUTORY FINANCIAL INFORMATION

The Company's statutory capital and surplus was $214,738 and $196,416 at December 31, 1999 and 1998, respectively. The Company's statutory net income was $18,767, $13,649 and $18,592 for the years ended December 31, 1999, 1998 and
1997, respectively.

PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New York Department of Insurance. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not follow any permitted statutory accounting practices that have a significant impact on statutory surplus or statutory net income.

The NAIC's codification initiative has produced a comprehensive guide of statutory accounting principles, which the Company will implement in January 2001. The Company's state of domicile, New York, continues to review codification and existing statutory accounting requirements for desired revisions to existing state laws and regulations. The requirements are not expected to have a material impact on the statutory surplus of the Company.

DIVIDENDS
The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. Under New York Insurance Law, a notice of intention to distribute any dividend must be filed with the New York Superintendent of Insurance not less than 30 days prior to the distribution. Such proposed declaration is subject to the Superintendent's disapproval.

RISK-BASED CAPITAL
The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. The RBC formula for life insurance companies establishes capital requirements relating to insurance, business, asset and

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)


interest rate risks. At December 31, 1999, RBC for the Company was significantly above a level that would require regulatory action.

11.      BENEFIT PLANS

PENSION PLANS
Defined benefit pension plans, sponsored by AIC, cover domestic full-time employees and certain part-time employees. Benefits under the pension plans are based upon the employee's length of service, average annual compensation and estimated social security retirement benefits. AIC's funding policy for the pension plans is to make annual contributions in accordance with accepted actuarial cost methods. The (benefit) and cost to the Company included in net income was $(263), $382 and $597 for the pension plans in 1999, 1998 and 1997, respectively.

POSTRETIREMENT BENEFITS OTHER THAN PENSIONS
AIC also provides certain health care and life insurance benefits for retired employees. Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans for ten or more years prior to retirement. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC's postretirement benefit plans currently are not funded. AIC has the right to modify or terminate these plans.

PROFIT SHARING FUND
Employees of the Corporation and its domestic subsidiaries, including the Company are also eligible to become members of The Savings and Profit Sharing Fund of Allstate Employees ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and performance.

The Company paid $176, $567, $164 in 1999, 1998 and 1997, respectively for profit sharing.

12.      OTHER COMPREHENSIVE INCOME

The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

                                               1999                           1998                            1997
                                  ------------------------------  -----------------------------  ------------------------------
                                                         AFTER-                         AFTER-                          AFTER-
                                   PRETAX       TAX       TAX     PRETAX       TAX       TAX      PRETAX       TAX       TAX
                                   ------       ---      ------   ------       ---      -------   ------      -------   ------

UNREALIZED CAPITAL GAINS
 AND LOSSES:
     Unrealized holding
        (losses) gains arising
        during the period         $(83,241)  $ 29,134  $(54,107)  $ 33,218  $(11,626)  $ 21,592  $ 43,686   $(15,290)  $ 28,396
      Less: reclassification
        adjustments                 (2,207)       772    (1,435)     4,869    (1,704)     3,165     1,183       (414)       769
                                  --------   --------  --------   --------  --------   --------  --------   --------   --------

Unrealized net capital
 (losses) gains                    (81,034)    28,362   (52,672)    28,349    (9,922)    18,427    42,503    (14,876)    27,627
                                  --------   --------  --------   --------  --------   --------  --------   --------   --------
Other comprehensive
 (loss) income                    $(81,034)  $ 28,362  $(52,672)  $ 28,349  $ (9,922)  $ 18,427  $ 42,503   $(14,876)  $ 27,627
                                  ========   ======== =========   ========  ========   ========  ========   ========   ========

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

13.      COMMITMENTS AND CONTINGENT LIABILITIES

REGULATIONS AND LEGAL PROCEEDINGS
The Company's business is subject to the effect of a changing social, economic and regulatory environment. Public and regulatory initiatives have varied and have included employee benefit regulation, controls on medical care costs, removal of barriers preventing banks from engaging in the securities and insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and proposed legislation to prohibit the use of gender in determining insurance rates and benefits. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

From time to time the Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, arising from such pending or threatened litigation is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. The Company's expense related to these funds have been immaterial.

MARKETING AND COMPLIANCE ISSUES
Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company monitors its sales materials and enforces compliance procedures to mitigate any exposure to potential litigation. The Company is a member of the Insurance Marketplace Standards Association, an organization which advocates ethical market conduct.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            SCHEDULE IV--REINSURANCE
                                ($ IN THOUSANDS)


                                                   GROSS                                   NET
YEAR ENDED DECEMBER 31, 1999                      AMOUNT              CEDED              AMOUNT
----------------------------                      ------              -----              ------

Life insurance in force                      $ 14,140,049       $ 1,066,993         $ 13,073,056
                                             ============       ===========         ============

Premiums and contract charges:
    Life and annuities                       $     99,760       $     3,397         $     96,363
    Accident and health                             6,867               856                6,011
                                             ------------       -----------         ------------
                                             $    106,627       $     4,253         $    102,374
                                             ============       ===========         ============



                                                   GROSS                                   NET
YEAR ENDED DECEMBER 31, 1998                      AMOUNT              CEDED              AMOUNT
----------------------------                      ------              -----              ------

Life insurance in force                      $ 12,656,826       $   857,500         $ 11,799,326
                                             ============       ===========         ============
Premiums and contract charges:

    Life and annuities                       $    116,455       $     2,318         $    114,137
    Accident and health                             5,801               886                4,915
                                             ------------       -----------         ------------
                                             $    122,256       $     3,204         $    119,052
                                             ============       ===========         ============



                                                   GROSS                                   NET
YEAR ENDED DECEMBER 31, 1997                      AMOUNT              CEDED              AMOUNT
----------------------------                      ------              -----              ------

Life insurance in force                      $ 11,339,990       $   721,040         $ 10,618,950
                                             ============       ===========         ============
Premiums and contract charges:
    Life and annuities                       $    116,167       $     2,185         $    113,982
    Accident and health                             5,883               902                4,981
                                             ------------       -----------         ------------
                                             $    122,050       $     3,087         $    118,963
                                             ============       ===========         ============

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                  SCHEDULE V--VALUATION AND QUALIFYING ACCOUNTS
                                ($ IN THOUSANDS)


                                                    BALANCE AT       CHARGED TO                         BALANCE AT
                                                    BEGINNING         COSTS AND                           END OF
                                                    OF PERIOD         EXPENSES         DEDUCTIONS         PERIOD
                                                    ---------         --------         ----------         ------

YEAR ENDED DECEMBER 31, 1999

Allowance for estimated losses
   on mortgage loans                              $        600      $          -     $          -      $        600
                                                  ============      ============     ============      ============


YEAR ENDED DECEMBER 31, 1998

Allowance for estimated losses
   on mortgage loans                              $        486      $        114     $          -      $        600
                                                  ============      ============     ============      ============


YEAR ENDED DECEMBER 31, 1997

Allowance for estimated losses
   on mortgage loans                              $        225      $        261     $          -      $        486
                                                  ============      ============     ============      ============

                        --------------------------------------------------------
                        ALLSTATE LIFE OF NEW
                        YORK VARIABLE ANNUITY
                        ACCOUNT II

                        FINANCIAL STATEMENTS AS OF DECEMBER 31, 1999 AND FOR THE PERIODS ENDED DECEMBER 31, 1999 AND
                        DECEMBER 31, 1998, AND INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Allstate Life Insurance Company of New York:

We have audited the accompanying statement of net assets of Allstate Life of New York Variable Annuity Account II as of December 31, 1999 (including the assets of each of the individual sub-accounts which comprise the Account as disclosed in Note 1), and the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 by correspondence with the account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Allstate Life of New York Variable
Annuity Account II as of December 31, 1999 (including the assets of each of the individual sub-accounts which comprise the Account), and the results of operations for each of the individual sub-accounts for the period then ended and the changes in their net assets for each of the periods in the two year period then ended in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 27, 2000

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF NET ASSETS
DECEMBER 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Allocation to Sub-Accounts investing in the Morgan Stanley Dean Witter Variable Investment Series:
    Money Market, 16,609,898 shares (cost $16,609,898)                                                       $ 16,609,898
    Quality Income Plus, 2,732,590 shares (cost $28,913,890)                                                   26,943,334
    Short-term Bond, 347 shares (cost $3,455)                                                                       3,430
    High Yield, 1,982,299 shares (cost $11,638,479)                                                             8,583,356
    Utilities, 1,275,888 shares (cost $20,140,726)                                                             29,217,832
    Income Builder, 239,399 shares (cost $2,757,072)                                                            2,738,726
    Dividend Growth, 4,555,019 shares (cost $77,964,709)                                                       83,447,956
    Aggressive Equity, 24,954 shares (cost $313,788)                                                              363,577
    Capital Growth, 360,154 shares (cost $6,059,989)                                                            8,546,457
    Global Dividend Growth, 1,578,687 shares (cost $19,520,406)                                                22,796,244
    European Growth, 921,271 shares (cost $18,775,589)                                                         28,992,403
    Pacific Growth, 680,433 shares (cost $5,692,758)                                                            5,770,069
    Equity, 1,419,046 shares (cost $44,982,020)                                                                76,458,223
    S&P 500 Index, 598,968 shares (cost $6,948,194)                                                             8,044,135
    Competitive Edge, "Best Ideas", 216,310 shares (cost $2,152,302)                                            2,675,760
    Strategist, 2,012,358 shares (cost $27,793,981)                                                            38,436,034


Allocation to Sub-Accounts investing in the Morgan Stanley Dean Witter Universal Funds, Inc.:

    Equity Growth, 91,861 shares (cost $1,551,301)                                                              1,865,700
    U.S. Real Estate, 23,531 shares (cost $236,937)                                                               214,368
    International Magnum, 54,346 shares (cost $661,163)                                                           754,868
    Emerging Markets Equity, 74,309 shares (cost $729,788)                                                      1,028,441

Allocation to Sub-Account investing in the Van Kampen Life Investment Trust:
    Emerging Growth, 75,664 shares (cost $2,242,773)                                                            3,497,947
                                                                                                     ----------------------

        Total Assets                                                                                          366,988,758

LIABILITIES
Payable to Allstate Life Insurance Company of New York:
    Accrued contract maintenance charges                                                                           80,564
                                                                                                     ----------------------

        Net Assets                                                                                          $ 366,908,194
                                                                                                     ======================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------


                                                               Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                             -----------------------------------------------------------------------


                                                                                 For the Period Ended December 31, 1999
                                                             -----------------------------------------------------------------------
                                                                               Quality
                                                                 Money          Income      Short-term     High
                                                                 Market          Plus        Bond (a)      Yield        Utilities
                                                             -------------  --------------  ----------  ------------  --------------
INVESTMENT INCOME
Dividends                                                    $    866,841   $   1,876,662   $      48   $ 1,411,821   $   1,287,754
Charges from Allstate Life Insurance Company of New York:
    Mortality and expense risk                                   (223,007)       (367,773)        (10)     (125,892)       (364,559)
    Administrative expense                                        (17,660)        (29,067)         (1)       (9,994)        (28,762)
                                                             -------------  --------------  ----------  ------------  --------------

    Net investment income (loss)                                  626,174       1,479,822          37     1,275,935         894,433
                                                             -------------  --------------  ----------  ------------  --------------


REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
    Proceeds from sales                                        13,804,463       7,878,141          10     3,356,163       7,095,454
    Cost of investments sold                                   13,804,463       8,092,962          10     4,283,798       4,683,164
                                                             -------------  --------------  ----------  ------------  --------------

    Net realized gains (losses)                                         -        (214,821)          -      (927,635)      2,412,290
                                                             -------------  --------------  ----------  ------------  --------------

Change in unrealized gains (losses)                                     -      (2,958,454)        (26)     (601,699)       (318,947)
                                                             -------------  --------------  ----------  ------------  --------------

    Net gains (losses) on investments                                   -      (3,173,275)        (26)   (1,529,334)      2,093,343
                                                             -------------  --------------  ----------  ------------  --------------

CHANGE IN NET ASSETS
    RESULTING FROM OPERATIONS                                $    626,174   $  (1,693,453)  $      11    $ (253,399)  $   2,987,776
                                                             =============  ==============  ==========  ============  ==============


(a) For the Period Beginning May 3, 1999 and Ending December 31, 1999


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------


                                                              Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                          --------------------------------------------------------------------------


                                                                              For the Period Ended December 31, 1999
                                                          --------------------------------------------------------------------------

                                                                                                                          Global
                                                            Income         Dividend       Aggressive      Capital        Dividend
                                                            Builder         Growth         Equity (a)      Growth         Growth
                                                          ------------  ---------------  -------------  ------------  --------------
INVESTMENT INCOME
Dividends                                                 $   189,956   $   15,244,177   $          -   $   845,875   $   1,986,761
Charges from Allstate Life Insurance Company of New York:
    Mortality and expense risk                                (35,298)      (1,182,657)          (411)      (85,439)       (272,786)
    Administrative expense                                     (2,747)         (93,408)           (32)       (6,762)        (21,670)
                                                          ------------  ---------------  -------------  ------------  --------------

    Net investment income (loss)                              151,911       13,968,112           (443)      753,674       1,692,305
                                                          ------------  ---------------  -------------  ------------  --------------


REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS

Realized gains (losses) from sales of investments:
    Proceeds from sales                                     1,022,789       18,266,133         50,898       998,344       3,310,075
    Cost of investments sold                                1,014,020       14,400,471         47,231       787,208       2,835,102
                                                          ------------  ---------------  -------------  ------------  --------------

    Net realized gains (losses)                                 8,769        3,865,662          3,667       211,136         474,973
                                                          ------------  ---------------  -------------  ------------  --------------

Change in unrealized gains (losses)                            (9,637)     (21,151,212)        49,788     1,040,498         492,347
                                                          ------------  ---------------  -------------  ------------  --------------

    Net gains (losses) on investments                            (868)     (17,285,550)        53,455     1,251,634         967,320
                                                          ------------  ---------------  -------------  ------------  --------------

CHANGE IN NET ASSETS
    RESULTING FROM OPERATIONS                             $   151,043   $   (3,317,438)  $     53,012   $ 2,005,308   $   2,659,625
                                                          ============  ===============  =============  ============  ==============


(a) For the Period Beginning May 3, 1999 and Ending December 31, 1999


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------


                                                               Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                             -----------------------------------------------------------------------


                                                                              For the Period Ended December 31, 1999
                                                             -----------------------------------------------------------------------
                                                                                                                        Competitive
                                                                European        Pacific                      S&P 500       Edge
                                                                 Growth         Growth          Equity        Index     "Best Ideas"
                                                             --------------  -------------  --------------  ----------  ------------
INVESTMENT INCOME
Dividends                                                    $   2,513,521   $     36,058   $   6,559,002   $  25,240   $     9,028
Charges from Allstate Life Insurance Company of New York:
    Mortality and expense risk                                    (312,590)       (52,688)       (682,164)    (65,423)      (23,036)
    Administrative expense                                         (24,729)        (4,185)        (53,828)     (4,941)       (1,742)
                                                             --------------  -------------  --------------  ----------  ------------

    Net investment income (loss)                                 2,176,202        (20,815)      5,823,010     (45,124)      (15,750)
                                                             --------------  -------------  --------------  ----------  ------------


REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
    Proceeds from sales                                          4,992,765      1,111,135       6,860,755     730,177       176,722
    Cost of investments sold                                     3,634,126      1,419,054       4,730,555     655,520       162,536
                                                             --------------  -------------  --------------  ----------  ------------

    Net realized gains (losses)                                  1,358,639       (307,919)      2,130,200      74,657        14,186
                                                             --------------  -------------  --------------  ----------  ------------

Change in unrealized gains (losses)                              2,685,293      2,467,586      18,619,031     906,417       473,733
                                                             --------------  -------------  --------------  ----------  ------------

    Net gains (losses) on investments                            4,043,932      2,159,667      20,749,231     981,074       487,919
                                                             --------------  -------------  --------------  ----------  ------------


CHANGE IN NET ASSETS
    RESULTING FROM OPERATIONS                                $   6,220,134   $  2,138,852   $  26,572,241   $ 935,950   $   472,169
                                                             =============  =============   =============   =========   ============


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------


                                                               Morgan Stanley Dean Witter
                                                                  Variable Investment                 Morgan Stanley Dean Witter
                                                                  Series Sub-Accounts             Universal Funds, Inc. Sub-Accounts
                                                          -------------------------------------   ----------------------------------


                                                                              For the Period Ended December 31, 1999
                                                          --------------------------------------------------------------------------


                                                                               Capital         Equity     U.S. Real    International
                                                             Strategist      Appreciation      Growth      Estate          Magnum
                                                          ---------------  ----------------  ----------  -----------  --------------
INVESTMENT INCOME
Dividends                                                 $      862,516   $        12,868   $  58,485   $   10,576   $       6,008
Charges from Allstate Life Insurance Company of New York:
    Mortality and expense risk                                  (493,154)           (2,671)    (11,145)      (1,811)         (4,212)
    Administrative expense                                       (39,101)             (211)       (849)        (139)           (317)
                                                          ---------------  ----------------  ----------  -----------  --------------

    Net investment income (loss)                                 330,261             9,986      46,491        8,626           1,479
                                                          ---------------  ----------------  ----------  -----------  --------------


REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS

Realized gains (losses) from sales of investments:
    Proceeds from sales                                       10,132,707         1,077,738      89,204        7,518          36,438
    Cost of investments sold                                   7,628,702         1,077,605      79,414        7,813          35,373
                                                          ---------------  ----------------  ----------  -----------  --------------

    Net realized gains (losses)                                2,504,005               133       9,790         (295)          1,065
                                                          ---------------  ----------------  ----------  -----------  --------------

Change in unrealized gains (losses)                            2,696,067            54,862     286,848      (20,123)         95,322
                                                          ---------------  ----------------  ----------  -----------  --------------

    Net gains (losses) on investments                          5,200,072            54,995     296,638      (20,418)         96,387
                                                          ---------------  ----------------  ----------  -----------  --------------


CHANGE IN NET ASSETS
    RESULTING FROM OPERATIONS                             $    5,530,333   $        64,981   $ 343,129   $  (11,792)  $      97,866
                                                          ===============  ================  ==========  ===========  ==============


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------


                                                                            Morgan Stanley                 Van Kampen
                                                                             Dean Witter                      Life
                                                                           Universal Funds                 Investment
                                                                          Inc. Sub-Accounts             Trust Sub-Account
                                                                        -----------------------     --------------------------

                                                                                For the Period Ended December 31, 1999
                                                                        ------------------------------------------------------

                                                                               Emerging
                                                                               Markets                       Emerging
                                                                                Equity                        Growth
                                                                        -----------------------     --------------------------
INVESTMENT INCOME
Dividends                                                               $                   54      $                       -
Charges from Allstate Life Insurance Company of New York:
    Mortality and expense risk                                                          (3,874)                       (14,996)
    Administrative expense                                                                (300)                        (1,139)
                                                                        -----------------------     --------------------------

    Net investment income (loss)                                                        (4,120)                       (16,135)
                                                                        -----------------------     --------------------------


REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
    Proceeds from sales                                                                 11,484                        165,431
    Cost of investments sold                                                             9,921                        138,685
                                                                        -----------------------     --------------------------

    Net realized gains (losses)                                                          1,563                         26,746
                                                                        -----------------------     --------------------------

Change in unrealized gains (losses)                                                    301,227                      1,219,896
                                                                        -----------------------     --------------------------

    Net gains (losses) on investments                                                  302,790                      1,246,642
                                                                        -----------------------     --------------------------


CHANGE IN NET ASSETS
    RESULTING FROM OPERATIONS                                           $              298,670      $               1,230,507
                                                                        =======================     ==========================


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------


                                                   Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                -------------------------------------------------------------------------


                                                           Money                     Quality Income          Short-term
                                                           Market                         Plus                  Bond
                                                ----------------------------  ----------------------------  -------------

                                                    1999            1998          1999            1998         1999 (a)
                                                -------------  -------------  -------------  -------------  -------------
FROM OPERATIONS
Net investment income (loss)                    $    626,174   $    606,328   $  1,479,822   $  1,476,805   $         37
Net realized gains (losses)                                -              -       (214,821)       125,871              -
Change in unrealized gains (losses)                        -              -     (2,958,454)       516,641            (26)
                                                -------------  -------------  -------------  -------------  -------------

Change in net assets resulting from operations       626,174        606,328     (1,693,453)     2,119,317             11
                                                -------------  -------------  -------------  -------------  -------------

FROM CAPITAL TRANSACTIONS
Deposits                                           3,240,184      5,946,087      3,796,282      2,696,894          3,000
Benefit payments                                    (525,154)       (96,394)      (623,625)      (324,418)             -
Payments on termination                           (5,495,130)    (3,092,750)    (5,254,405)    (4,199,766)             -
Contract maintenance charges                          (5,836)        (7,866)       (11,619)       (14,794)            (1)
Transfers among the sub-accounts
     and with the Fixed Account - net             (1,015,183)     1,769,288       (561,379)     1,021,645            419
                                                -------------  -------------  -------------  -------------  -------------

Change in net assets resulting
     from capital transactions                    (3,801,119)     4,518,365     (2,654,746)      (820,439)         3,418
                                                -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS                 (3,174,945)     5,124,693     (4,348,199)     1,298,878          3,429

NET ASSETS AT BEGINNING OF PERIOD                 19,781,197     14,656,504     31,285,618     29,986,740              -
                                                -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD                     $ 16,606,252   $ 19,781,197   $ 26,937,419   $ 31,285,618   $      3,429
                                                =============  =============  =============  =============  =============



(a) For the Period Beginning May 3, 1999 and Ended December 31, 1999


See notes to financial statements

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------


                                                         Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                 ---------------------------------------------------------------------------------


                                                           High                                                   Income
                                                           Yield                     Utilities                    Builder
                                                 --------------------------  ---------------------------  ------------------------

                                                      1999        1998           1999           1998           1999        1998
                                                 ------------  ------------  ------------  -------------  -----------  -----------
FROM OPERATIONS
Net investment income (loss)                     $ 1,275,935   $ 1,313,677   $   894,433   $  1,709,251   $  151,911   $  121,232
Net realized gains (losses)                         (927,635)     (333,785)    2,412,290      1,514,321        8,769        6,890
Change in unrealized gains (losses)                 (601,699)   (1,908,088)     (318,947)     2,110,172       (9,637)    (126,262)
                                                 ------------  ------------  ------------  -------------  -----------  -----------

Change in net assets resulting from operations      (253,399)     (928,196)    2,987,776      5,333,744      151,043        1,860
                                                 ------------  ------------  ------------  -------------  -----------  -----------

FROM CAPITAL TRANSACTIONS
Deposits                                             530,053     1,972,030     3,618,802      2,396,957      512,859    1,204,585
Benefit payments                                    (175,297)      (91,757)     (572,398)      (151,782)      (7,224)     (28,022)
Payments on termination                           (1,398,956)   (1,407,645)   (5,315,508)    (4,429,870)    (359,350)    (277,479)
Contract maintenance charges                          (3,878)       (4,902)      (11,860)       (12,822)      (1,023)      (1,218)
Transfers among the sub-accounts
    and with the Fixed Account - net                (887,870)     (439,418)     (342,947)        22,648     (506,299)     400,995
                                                 ------------  ------------  ------------  -------------  -----------  -----------

Change in net assets resulting
    from capital transactions                     (1,935,948)       28,308    (2,623,911)    (2,174,869)    (361,037)   1,298,861
                                                 ------------  ------------  ------------  -------------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS                 (2,189,347)     (899,888)      363,865      3,158,875     (209,994)   1,300,721

NET ASSETS AT BEGINNING OF PERIOD                 10,770,818    11,670,706    28,847,553     25,688,678    2,948,119    1,647,398
                                                 ------------  ------------  ------------  -------------  -----------  -----------

NET ASSETS AT END OF PERIOD                      $ 8,581,471   $10,770,818   $29,211,418   $ 28,847,553   $2,738,125   $2,948,119
                                                 ============  ============  ============  =============  ===========  ===========


See notes to financial statements

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------


                                                               Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                           ------------------------------------------------------------------------


                                                                     Dividend              Aggressive             Capital
                                                                      Growth                 Equity               Growth
                                                           -----------------------------  -------------  --------------------------

                                                                1999           1998          1999 (a)        1999          1998
                                                           --------------  -------------  -------------  ------------  ------------
FROM OPERATIONS
Net investment income (loss)                               $  13,968,112   $  8,340,374   $       (443)  $   753,674   $   382,205
Net realized gains (losses)                                    3,865,662      4,632,592          3,667       211,136       148,086
Change in unrealized gains (losses)                          (21,151,212)    (2,481,948)        49,788     1,040,498       308,078
                                                           --------------  -------------  -------------  ------------  ------------

Change in net assets resulting from operations                (3,317,438)    10,491,018         53,012     2,005,308       838,369
                                                           --------------  -------------  -------------  ------------  ------------

FROM CAPITAL TRANSACTIONS
Deposits                                                      11,033,239     10,899,986        125,322       776,404       774,170
Benefit payments                                              (1,554,068)      (914,845)             -       (11,334)      (67,707)
Payments on termination                                      (11,829,421)   (11,363,321)          (658)     (673,918)     (531,502)
Contract maintenance charges                                     (40,466)       (44,980)           (90)       (3,296)       (2,947)
Transfers among the sub-accounts
    and with the Fixed Account - net                          (2,966,040)    (1,995,582)       185,911       214,406      (423,075)
                                                           --------------  -------------  -------------  ------------  ------------

Change in net assets resulting
    from capital transactions                                 (5,356,756)    (3,418,742)       310,485       302,262      (251,061)
                                                           --------------  -------------  -------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS                             (8,674,194)     7,072,276        363,497     2,307,570       587,308

NET ASSETS AT BEGINNING OF PERIOD                             92,103,832     85,031,556              -     6,237,011     5,649,703
                                                           --------------  -------------  -------------  ------------  ------------

NET ASSETS AT END OF PERIOD                                $  83,429,638   $ 92,103,832   $    363,497   $ 8,544,581   $ 6,237,011
                                                           ==============  =============  =============  ============  ============


(a) For the Period Beginning May 3, 1999 and Ended December 31, 1999


See notes to financial statements

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------


                                                        Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                ----------------------------------------------------------------------------------


                                                      Global Dividend                European                    Pacific
                                                           Growth                     Growth                      Growth
                                                --------------------------  --------------------------  --------------------------

                                                    1999          1998          1999         1998          1999         1998
                                                ------------  ------------  ------------  ------------  ------------  ------------
FROM OPERATIONS
Net investment income (loss)                    $ 1,692,305   $ 2,320,020   $ 2,176,202   $ 1,411,965   $   (20,815)  $   131,952
Net realized gains (losses)                         474,973       393,923     1,358,639     1,198,557      (307,919)     (745,139)
Change in unrealized gains (losses)                 492,347      (620,005)    2,685,293     1,608,162     2,467,586        88,443
                                                ------------  ------------  ------------  ------------  ------------  ------------

Change in net assets resulting from operations    2,659,625     2,093,938     6,220,134     4,218,684     2,138,852      (524,744)
                                                ------------  ------------  ------------  ------------  ------------  ------------

FROM CAPITAL TRANSACTIONS
Deposits                                          1,692,769     1,942,106     2,421,221     2,797,427       420,632       148,491
Benefit payments                                   (241,107)     (313,860)      (72,455)      (30,784)       (4,821)      (43,488)
Payments on termination                          (1,995,406)   (2,209,055)   (2,849,119)   (2,641,820)     (644,534)     (293,045)
Contract maintenance charges                        (10,646)      (11,097)      (12,306)      (12,593)       (2,394)       (1,580)
Transfers among the sub-accounts
     and with the Fixed Account - net              (485,342)   (1,186,184)     (841,693)     (172,372)      543,565      (221,210)
                                                ------------  ------------  ------------  ------------  ------------  ------------

Change in net assets resulting
     from capital transactions                   (1,039,732)   (1,778,090)   (1,354,352)      (60,142)      312,448      (410,832)
                                                ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS                 1,619,893       315,848     4,865,782     4,158,542     2,451,300      (935,576)

NET ASSETS AT BEGINNING OF PERIOD                21,171,347    20,855,499    24,120,257    19,961,715     3,317,503     4,253,079
                                                ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD                     $22,791,240   $21,171,347   $28,986,039   $24,120,257   $ 5,768,803   $ 3,317,503
                                                ============  ============  ============  ============  ============  ============


See notes to financial statements

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------


                                                         Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                ----------------------------------------------------------------------------------

                                                                                     S&P 500                  Competitive Edge
                                                           Equity                     Index                     "Best Ideas"
                                                --------------------------  --------------------------  --------------------------

                                                    1999          1998          1999        1998 (b)        1999        1998 (b)
                                                ------------  ------------  ------------  ------------  ------------  ------------
FROM OPERATIONS
Net investment income (loss)                    $ 5,823,010   $ 4,119,621   $   (45,124)  $    (7,942)  $   (15,750)  $    (6,799)
Net realized gains (losses)                       2,130,200     1,312,294        74,657        (2,374)       14,186       (11,125)
Change in unrealized gains (losses)              18,619,031     3,880,462       906,417       189,523       473,733        49,726
                                                ------------  ------------  ------------  ------------  ------------  ------------

Change in net assets resulting from operations   26,572,241     9,312,377       935,950       179,207       472,169        31,802
                                                ------------  ------------  ------------  ------------  ------------  ------------

FROM CAPITAL TRANSACTIONS
Deposits                                          6,944,132     4,223,665     3,871,353     1,181,650       858,270       767,909
Benefit payments                                   (446,758)     (104,816)      (12,852)            -        (7,530)            -
Payments on termination                          (6,304,382)   (4,445,256)     (370,380)      (13,789)      (33,711)       (9,155)
Contract maintenance charges                        (27,851)      (18,439)       (2,623)         (649)       (1,123)         (347)
Transfers among the sub-accounts
    and with the Fixed Account - net              7,199,478       351,162     1,373,381       901,121       195,413       401,476
                                                ------------  ------------  ------------  ------------  ------------  ------------

Change in net assets resulting
    from capital transactions                     7,364,619         6,316     4,858,879     2,068,333     1,011,319     1,159,883
                                                ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS                33,936,860     9,318,693     5,794,829     2,247,540     1,483,488     1,191,685

NET ASSETS AT BEGINNING OF PERIOD                42,504,578    33,185,885     2,247,540             -     1,191,685             -
                                                ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD                     $76,441,438   $42,504,578   $ 8,042,369   $ 2,247,540   $ 2,675,173   $ 1,191,685
                                                ============  ============  ============  ============  ============  ============


(b) For the Period Beginning May 18, 1998 and Ended December 31, 1998


See notes to financial statements

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Morgan Stanley Dean Witter
                                                               Morgan Stanley Dean Witter                  Universal Funds, Inc.
                                                        Variable Investment Series Sub-Accounts               Sub-Accounts
                                                ------------------------------------------------------  --------------------------

                                                                                      Capital                     Equity
                                                        Strategist                 Appreciation                   Growth
                                                --------------------------  --------------------------  --------------------------

                                                    1999          1998          1999          1998          1999        1998 (b)
                                                ------------  ------------  ------------  ------------  ------------  ------------
FROM OPERATIONS
Net investment income (loss)                    $   330,261   $ 3,711,241   $     9,986   $    (6,768)  $    46,491   $    (1,050)
Net realized gains (losses)                       2,504,005       905,891           133       (72,012)        9,790        (8,477)
Change in unrealized gains (losses)               2,696,067     3,215,728        54,862       (78,804)      286,848        27,551
                                                ------------  ------------  ------------  ------------  ------------  ------------

Change in net assets resulting from operations    5,530,333     7,832,860        64,981      (157,584)      343,129        18,024
                                                ------------  ------------  ------------  ------------  ------------  ------------

FROM CAPITAL TRANSACTIONS
Deposits                                          3,356,929     2,345,836        88,181       340,803       772,005       256,864
Benefit payments                                   (364,335)     (220,546)            -       (11,699)            -             -
Payments on termination                          (7,916,627)   (4,873,925)      (13,958)      (50,074)       (5,642)       (1,000)
Contract maintenance charges                        (18,552)      (21,497)          112          (459)         (581)          (88)
Transfers among the sub-accounts
     and with the Fixed Account - net              (835,369)      248,710    (1,060,028)      (65,073)      434,879        47,700
                                                ------------  ------------  ------------  ------------  ------------  ------------

Change in net assets resulting
     from capital transactions                   (5,777,954)   (2,521,422)     (985,693)      213,498     1,200,661       303,476
                                                ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS                  (247,621)    5,311,438      (920,712)       55,914     1,543,790       321,500

NET ASSETS AT BEGINNING OF PERIOD                38,675,218    33,363,780       920,712       864,798       321,500             -
                                                ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD                     $38,427,597   $38,675,218   $         -   $   920,712   $ 1,865,290   $   321,500
                                                ============  ============  ============  ============  ===========   ============


(b) For the Period Beginning May 18, 1998 and Ended December 31, 1998


See notes to financial statements

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------


                                                              Morgan Stanley Dean Witter Universal Funds, Inc. Sub-Accounts
                                                ----------------------------------------------------------------------------------

                                                                                                             Emerging Markets
                                                      U.S. Real Estate         International Magnum               Equity
                                                --------------------------  --------------------------  --------------------------

                                                    1999        1998 (b)        1999        1998 (b)        1999        1998 (b)
                                                ------------  ------------  ------------  ------------  ------------  ------------
FROM OPERATIONS
Net investment income (loss)                    $     8,626   $     1,308   $     1,479   $        15   $    (4,120)  $        18
Net realized gains (losses)                            (295)       (3,609)        1,065          (197)        1,563           (27)
Change in unrealized gains (losses)                 (20,123)       (2,446)       95,322        (1,617)      301,227        (2,574)
                                                ------------  ------------  ------------  ------------  ------------  ------------

Change in net assets resulting from operations      (11,792)       (4,747)       97,866        (1,799)      298,670        (2,583)
                                                ------------  ------------  ------------  ------------  ------------  ------------

FROM CAPITAL TRANSACTIONS
Deposits                                             70,130        73,540       178,749        89,638       164,333        46,293
Benefit payments                                          -             -             -             -             -             -
Payments on termination                                   -             -             -             -          (111)            -
Contract maintenance charges                           (107)          (17)         (222)          (31)         (359)          (17)
Transfers among the sub-accounts
     and with the Fixed Account - net               103,656       (16,342)      364,214        26,287       501,716        20,273
                                                ------------  ------------  ------------  ------------  ------------  ------------

Change in net assets resulting
     from capital transactions                      173,679        57,181       542,741       115,894       665,579        66,549
                                                ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS                   161,887        52,434       640,607       114,095       964,249        63,966

NET ASSETS AT BEGINNING OF PERIOD                    52,434             -       114,095             -        63,966             -
                                                ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD                     $   214,321   $    52,434   $   754,702   $   114,095   $ 1,028,215   $    63,966
                                                ============  ============  ============  ============  ============  ============


(b) For the Period Beginning May 18, 1998 and Ended December 31, 1998


See notes to financial statements

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------


                                                                   Van Kampen Life Investement
                                                                        Trust Sub-Account
                                                            --------------------------------------


                                                                         Emerging Growth
                                                            --------------------------------------

                                                                  1999               1998 (b)
                                                            ------------------   -----------------
FROM OPERATIONS
Net investment income (loss)                                 $        (16,135)    $          (695)
Net realized gains (losses)                                            26,746              (3,270)
Change in unrealized gains (losses)                                 1,219,896              35,278
                                                            ------------------   -----------------

Change in net assets resulting from operations                      1,230,507              31,313
                                                            ------------------   -----------------

FROM CAPITAL TRANSACTIONS
Deposits                                                              775,992             102,809
Benefit payments                                                            -             (14,290)
Payments on termination                                               (30,887)             (1,250)
Contract maintenance charges                                           (1,043)                (66)
Transfers among the sub-accounts
     and with the Fixed Account - net                               1,295,636             108,458
                                                            ------------------   -----------------

Change in net assets resulting
     from capital transactions                                      2,039,698             195,661
                                                            ------------------   -----------------

INCREASE (DECREASE) IN NET ASSETS                                   3,270,205             226,974

NET ASSETS AT BEGINNING OF PERIOD                                     226,974                   -
                                                            ------------------   -----------------

NET ASSETS AT END OF PERIOD                                  $      3,497,179     $       226,974
                                                            ==================   =================


(b) For the Period Beginning May 18, 1998 and Ended December 31, 1998


See notes to financial statements

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Allstate Life of New York Variable Annuity Account II (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company of New York ("Allstate New York"). The assets of the Account are legally segregated from those of Allstate New York. Allstate New York is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

     Allstate New York issues the Allstate Variable Annuity II, the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Allstate New York contractually guarantees either a minimum return or account value to the beneficiaries of the contractholders in the form of a death benefit, the contractholders bear the investment risk that the sub-accounts may not meet their stated objectives The sub-accounts invest in the following underlying mutual fund portfolios, collectively the "Funds":

             MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
          Money Market                      Capital Growth
          Quality Income Plus               Global Dividend Growth
          Short-term Bond                   European Growth
          High Yield                        Pacific Growth
          Utilities                         Equity
          Income Builder                    S&P 500 Index
          Dividend Growth                   Competitive Edge "Best Ideas"
          Aggressive Equity                 Strategist

               MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
          Equity Growth                     International Magnum
          U.S. Real Estate                  Emerging Markets Equity

                       VAN KAMPEN LIFE INVESTMENT TRUST
          Emerging Growth


     Allstate New York provides insurance and administrative services to the contractholder for a fee. Allstate New York also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Allstate New York has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     VALUATION OF INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices at December 31, 1999.

     INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses represent the difference between the proceeds from sales of portfolio shares by the Account and the cost of such shares, which is determined on a weighted average basis.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Allstate New York. Allstate New York is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

     USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.   EXPENSES

     ADMINISTRATIVE EXPENSE CHARGE - Allstate New York deducts administrative expense charges daily at a rate equal to .10% per annum of the average daily net assets of the account.

     CONTRACT MAINTENANCE CHARGE - Allstate New York deducts an annual maintenance charge of $30 on each contract anniversary and guarantees that this charge will not increase over the life of the contract.

     MORTALITY AND EXPENSE RISK CHARGE - Allstate New York assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate equal to 1.00% per annum of the daily net assets of the Account. The mortality and expense risk charge covers insurance benefits available with the contract and certain expenses of the contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract. Allstate New York guarantees that the amount of this charge will not increase over the life of the contract.

4.  UNITS ISSUED AND REDEEMED

    (Units in whole amounts)

                                                                 Allstate Life of New York Variable Annuity Account II
                                                       -----------------------------------------------------------------------------

                                                                                  Unit activity during 1999:
                                                                          ---------------------------------------
                                                                                                                     Accumulated
                                                       Units Outstanding    Units      Units    Units Outstanding     Unit Value
                                                       December 31, 1998   Issued    Redeemed   December 31, 1999  December 31, 1999
                                                       -----------------  --------  ----------  -----------------  -----------------
Investments in the Morgan Stanley Dean Witter
Variable Investment Series Sub-Accounts:
   Money Market                                                1,389,866   656,724   (972,188)         1,074,403    $        13.46
   Quality Income Plus                                         1,525,824    85,477   (407,512)         1,203,789             18.20
   Short-term Bond                                                     -       299          -                299             10.07
   High Yield                                                    414,807    35,551   (132,571)           317,788             24.01
   Utilities                                                     908,502    26,079   (232,986)           701,595             32.87
   Income Builder                                                190,010    14,884    (63,712)           141,182             13.00
   Dividend Growth                                             2,327,279   102,999   (509,392)         1,920,886             35.38
   Aggressive Equity                                                   -    20,379     (3,273)            17,106             14.48
   Capital Growth                                                242,238    19,725    (35,985)           225,977             31.32
   Global Dividend Growth                                      1,190,091    53,773   (179,171)         1,064,693             19.22
   European Growth                                               663,125    40,993   (137,131)           566,987             43.42
   Pacific Growth                                                597,324   129,605   (150,129)           576,800              8.78
   Equity                                                        787,316   149,227   (145,074)           791,469             78.28
   S&P 500 Index                                                 113,985   150,212    (58,339)           205,858             13.20
   Competitive Edge, "Best Ideas"                                 63,948    33,337    (12,193)            85,091             12.18
   Strategist                                                  1,369,504    47,596   (358,580)         1,058,519             31.14
   Captial Appreciation                                           80,974     2,717    (83,691)                 -                 -

Investments in the Morgan Stanley Dean Witter
Universal Funds, Inc. Sub-Accounts:
   Equity Growth                                                  11,850    62,803     (2,778)            71,876             13.90
   U.S. Real Estate                                                3,814    10,330       (633)            13,511              8.81
   International Magnum                                            1,965    32,568     (1,095)            33,438             12.09
   Emerging Markets Equity                                         4,781    41,428       (153)            46,056             13.64

Investments in the Van Kampen Life
Investment Trust Sub-Account:
   Emerging Growth                                                 6,929    78,443     (9,595)            75,778             24.19


Units relating to accrued contract maintenance charges are included in units redeemed.

      (Units in whole amounts)

                                                      Allstate Life of New York Variable Annuity Account II with Death Benefit Rider
                                                      ------------------------------------------------------------------------------

                                                                                  Unit activity during 1999:
                                                                          ---------------------------------------
                                                                                                                     Accumulated
                                                       Units Outstanding    Units      Units    Units Outstanding     Unit Value
                                                       December 31, 1998   Issued    Redeemed   December 31, 1999  December 31, 1999
                                                      ------------------  --------  ----------  -----------------  -----------------
Investments in the Morgan Stanley Dean Witter
Variable Investment Series Sub-Accounts:
   Money Market                                                  130,051   242,143   (212,057)           160,137    $        13.39
   Quality Income Plus                                           103,509   194,043    (19,793)           277,758             18.10
   Short-term Bond                                                     -        42          -                 42             10.06
   High Yield                                                     21,995    21,295     (3,445)            39,845             23.88
   Utilities                                                      72,041   121,295     (5,253)           188,083             32.69
   Income Builder                                                 49,705    36,047    (16,003)            69,749             12.95
   Dividend Growth                                               182,674   281,027    (24,406)           439,296             35.19
   Aggressive Equity                                                   -     8,700       (692)             8,008             14.47
   Capital Growth                                                 20,048    29,967     (2,922)            47,094             31.15
   Global Dividend Growth                                         56,210    75,012     (9,404)           121,818             19.12
   European Growth                                                44,690    68,659    (12,220)           101,129             43.19
   Pacific Growth                                                 22,126    60,309     (1,581)            80,854              8.73
   Equity                                                         62,510   129,846     (6,369)           185,987             77.86
   S&P 500 Index                                                  88,089   336,259    (20,008)           404,339             13.17
   Competitive Edge, "Best Ideas"                                 58,600    82,137     (5,871)           134,866             12.15
   Strategist                                                     69,514   115,861     (8,777)           176,598             30.97
   Capital Appreciation                                            9,765     5,811    (15,576)                 -                 -

Investments in the Morgan Stanley Dean Witter
Universal Funds, Inc. Sub-Accounts:
   Equity Growth                                                  19,988    49,143     (6,687)            62,444             13.87
   U.S. Real Estate                                                1,973     8,874         (5)            10,843              8.79
   International Magnum                                            9,699    21,488     (2,146)            29,042             12.06
   Emerging Markets Equity                                         4,231    25,788       (640)            29,379             13.61

Investments in the Van Kampen Life
Investment Trust Sub-Account:
   Emerging Growth                                                12,001    58,136     (1,197)            68,941             24.14


Units relating to accrued contract maintenance charges are included in units redeemed.